Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 408	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 409	☒

VALUED ADVISERS TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

Terry Davis and Tanya Boyle

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b);
☐	on February 28, 2025 pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SOUND MIND INVESTING FUND (SMIFX)

SMI MULTI-STRATEGY FUND (SMILX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

PROSPECTUS
March 1, 2025

SMI Advisory Services, LLC
4400 Ray Boll Blvd.
Columbus, IN 47203

(877) 764-3863
(877) SMI-Fund
www.smifund.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTION – SOUND MIND INVESTING FUND	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	2
Principal Risks	3
Performance	9
Portfolio Management	10
SUMMARY SECTION – SMI MULTI-STRATEGY FUND	11
Investment Objective	11
Fees and Expenses of the Fund	11
Principal Investment Strategies	12
Principal Risks	15
Performance	23
Portfolio Management	24
SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND	25
Investment Objective	25
Fees and Expenses of the Fund	25
Principal Investment Strategies	26
Principal Risks	28
Performance	36
Portfolio Management	37
Purchase and Sale of Fund Shares	38
Tax Information	38
Payments to Broker-Dealers and Other Financial Intermediaries	38
ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL STRATEGIES AND RELATED RISKS	39
Portfolio Holdings	54
ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS	54
Investment Advisor	54
Portfolio Managers	55
ACCOUNT INFORMATION	57
How To Buy Shares	57
How To Exchange Shares	61
How To Redeem Shares	62
Determination Of Net Asset Value	66
Dividends, Distributions And Taxes	67
FINANCIAL HIGHLIGHTS	70
FOR MORE INFORMATION	77

i

SUMMARY SECTION – SOUND MIND INVESTING FUND

Investment Objective

The investment objective of the Sound Mind Investing Fund (the “SMI Fund”) is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the SMI Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Interest Expense	0.01%
Other Expenses	0.23%
Acquired Fund Fees and Expenses[1]	0.55%
Total Annual Fund Operating Expenses[2]	1.79%

[1]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”
[2]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets after waiver shown in the Financial Highlights because the table above does not reflect the Advisor’s voluntary waiver of a portion of its management fee.

Expense Example:

This Example is intended to help you compare the cost of investing in the SMI Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the SMI Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that the SMI Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$182	$563	$970	$2,105

Portfolio Turnover

The SMI Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the SMI Fund’s performance. During the most recent fiscal year, the SMI Fund’s portfolio turnover rate was 210.62% of the average value of its portfolio.

Principal Investment Strategies

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of other investment companies using a “Stock Upgrading” strategy. This strategy is a systematic investment approach that is based on the belief of SMI Advisory Services, LLC (the “Advisor”), the SMI Fund’s adviser, that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of at least 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance (meaning the prior 12 months) relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund primarily invests in the following types of funds: open-end equity mutual funds, exchange-traded funds (“ETFs”), and publicly traded partnerships (“PTPs”) (collectively, “Underlying Funds”) using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in other investments, including but not limited to, commodities, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following seven “risk categories”: Large Value, Large Growth, Small Value, Small Growth, International, Commodities, and Non-Diversified (which includes concentrated and other higher-risk funds that are not normally included in the six other risk categories). Target allocations for each of the seven risk categories are monitored continuously and can shift based on relative performance, and holdings for each of the seven risk categories can range from 0% - 66% of the overall Stock Upgrading portfolio. The Stock Upgrading strategy also incorporates defensive protocols and may occasionally shift part or all of the portfolio holdings out of equity funds or commodities and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators. The strategy may result in the Fund investing a significant portion of its assets in one or a few Underlying Funds.

Additionally, the SMI Fund may also invest in one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen Full-Cycle Trend ETF, whose managers are affiliated with the SMI Fund. Such investments will be exempted from the 12 months track record requirement discussed above and will be made in accordance with the Investment Company Act of 1940 (the “1940 Act”).

The SMI Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the SMI Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the SMI Fund’s assets among the various Underlying Funds in which it invests.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading strategy similar to the strategy utilized by the SMI Fund. Although Underlying Funds purchased by the SMI Fund generally will be highly ranked in the Newsletter, the SMI Fund may also invest in funds not included in the Newsletter, including Underlying Funds not available to the general public but available only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Principal Risks

All investments involve risks, and the SMI Fund cannot guarantee that it will achieve its investment objective. An investment in the SMI Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the SMI Fund’s returns and share price will fluctuate, and you may lose money by investing in the SMI Fund. Below are some of the specific risks of investing in the SMI Fund. Insofar as the SMI Fund invests in ETFs and other investment companies, such ETFs and other investment companies may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the SMI Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the SMI Fund on a daily basis, and, as a result, such movements may negatively affect the SMI Fund’s net asset value per share (“NAV”). When the value of the SMI Fund’s investments goes down, your investment in the SMI Fund decreases in value and you could lose money.

Management Risk. The SMI Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the SMI Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the SMI Fund invests in another mutual fund or an ETF, the SMI Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the SMI Fund will incur higher expenses, many of which may be duplicative. In addition, the SMI Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivative transactions by the Underlying Funds). The SMI Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Style Risk. The SMI Fund may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the SMI Fund’s return, or causing it to lose money on the investment. With respect to Underlying Funds with a value investing approach, the market may not agree with a value manager’s determination that the fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Small- and Mid-Cap Risk. To the extent the SMI Fund invests in other investment companies that invest in small- and mid-cap companies, the SMI Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the SMI Fund’s shares.

Portfolio Turnover Risk. The SMI Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the SMI Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Fixed Income Securities Risk. Underlying Funds in the SMI Fund’s portfolio may invest in fixed income securities, including high-yield debt securities (junk bonds), which are subject to a number of risks. For example, the issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the SMI Fund is likely to decrease. A nominal interest rate is the sum of a real interest rate and an expected inflation rate.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the SMI Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the SMI Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the SMI Fund’s return.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the SMI Fund invests focus their investments in a particular industry or sector, the SMI Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the SMI Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, index futures contracts and options thereon, and currency forwards. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the SMI Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the SMI Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the SMI Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the SMI Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Non-Diversification Risk. Underlying Funds in which the SMI Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Commodity Risk. Some of the Underlying Funds and other instruments in the SMI Fund’s portfolio may invest directly or indirectly in any physical commodities, including but not limited to, gold, silver, and other precious materials. Accordingly, the SMI Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the SMI Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the SMI Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Bitcoin Risk. Underlying Funds in which the SMI Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the SMI Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the SMI Fund’s investment in an Underlying Fund.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the SMI Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the SMI Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the SMI Fund to fail the income source component of the RIC requirements. If, in any year, the SMI Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the SMI Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the SMI Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Market Timing Risk. Because the SMI Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the SMI Fund.

Cybersecurity Risk. The SMI Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the SMI Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the SMI Fund may invest, which may cause the SMI Fund’s investments in such companies to lose value. There is no guarantee the SMI Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the SMI Fund’s investment results have varied from year to year. The table below shows how the SMI Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of a broad-based securities market index, and to a custom index. This information provides some indication of the risks of investing in the SMI Fund. Past performance of the SMI Fund is not necessarily an indication of how the Fund will perform in the future.

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2020,	18.98%
Worst Quarter:	1st Quarter, 2020,	(22.06)%

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2024)

The SMI Fund	1 Year	5 Years	10 Years
Return Before Taxes	15.92%	8.34%	7.16%
Return After Taxes on Distributions	15.75%	5.76%	4.60%
Return After Taxes on Distributions and Sale of Fund Shares	9.55%	5.73%	4.82%
Indices (reflects no deductions for fees, expenses and taxes)
S&P 500® Index	25.02%	14.53%	13.10%
SMI Custom Index[1]	15.03%	9.61%	9.37%

[1]	Custom Index is comprised of 20% Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index, and 20% MSCI EAFE Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the SMI Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the SMI Fund’s website at www.smifund.com.

Portfolio Management

Investment Advisor – SMI Advisory Services, LLC

Portfolio Managers – The following portfolio managers have been jointly responsible for managing the day-to-day investment operations of the Fund since its inception in December 2005, subject to the ultimate decision-making authority over all portfolio decisions and trading practices by the Senior Portfolio Manager.

●	Mark Biller; Senior Portfolio Manager

●	Eric Collier, CFA; Co-Portfolio Manager

●	Anthony Ayers, CFA; Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker- Dealers and Other Financial Intermediaries” beginning on page 38 of the prospectus.

SUMMARY SECTION - SMI MULTI-STRATEGY FUND

Investment Objective

The SMI Multi-Strategy Fund (the “Multi-Strategy Fund”) seeks total return. Total return is composed of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Multi-Strategy Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Interest Expense	0.01%
Other Expenses	0.42%
Acquired Fund Fees and Expenses[1]	0.44%
Total Annual Fund Operating Expenses	1.77%

1	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”

Expense Example:

This Example is intended to help you compare the cost of investing in the Multi-Strategy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Multi-Strategy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Multi-Strategy Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$180	$557	$959	$2,084

Portfolio Turnover

The Multi-Strategy Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Multi-Strategy Fund’s performance. During the most recent fiscal year, the Multi-Strategy Fund’s portfolio turnover rate was 224.23% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the “Advisor”), the Multi-Strategy Fund’s adviser, typically allocates the Multi-Strategy Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Stock Upgrading Strategy

10% - Sector Rotation Strategy

However, the Strategy allocations may be adjusted by adding up to 25% to or by subtracting up to 25% from the target percentage allocations shown above, based on the Advisor’s proprietary indicators. The Multi-Strategy Fund invests in open-end mutual funds, exchange-traded funds (“ETFs”), and publicly traded partnerships (“PTPs”), collectively (“Underlying Funds”). The Underlying Funds include one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen Full-Cycle Trend ETF and the SMI 3Fourteen REAL Asset Allocation ETF, whose managers advise or are affiliated with the Advisor. Such investments will be exempted from the 12 months track record requirement discussed below and will be made in accordance with the Investment Company Act of 1940 (the “1940 Act”). The strategy may result in the Fund investing a significant portion of its assets in one or a few Underlying Funds.

Dynamic Asset Allocation Strategy. This strategy invests in Underlying Funds that invest in securities, including, but not limited to, the following asset classes – U.S. Equities, International Equities, Fixed Income Securities, Commodities, Alternative Investments, and Cash. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes value can be added by adjusting portfolio exposure between the asset classes as changes in market environments are identified. The factors considered in determining asset class weighting include, but are not limited to, each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, regression analysis and historical volatility. The Advisor periodically rebalances the Multi-Strategy Fund’s asset allocation in response to market conditions as well as to balance the Multi-Strategy Fund’s exposure to the asset classes. The Multi-Strategy Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Multi-Strategy Fund obtains its exposure to the particular asset classes by investing in the instruments below.

U.S. Equities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The Multi-Strategy Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The Multi-Strategy Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Multi-Strategy Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Multi-Strategy Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Commodities – The Multi-Strategy Fund may invest in Underlying Funds that invest primarily in precious metals, and in energy-related and other commodities, including, but not limited to oil, natural gas and gasoline, and in mining and other commodity/precious metal related companies. The Multi-Strategy Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in commodities. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Alternative Investments – The Multi-Strategy Fund may invest in Underlying Funds that invest in alternative investments, such as real estate securities or real estate investment trusts (“REITs”), Bitcoin, and other alternative assets and strategies.

The Multi-Strategy Fund may invest in Underlying Funds that use alternative strategies. Alternative strategies may include, but are not limited to, strategies such as: Long/Short, Market Neutral, Global Macro, Trend-Following, Merger Arbitrage, Convertible Arbitrage, and Event Driven. An Underlying Fund may use one of these strategies or a combination of such strategies. A brief description of each strategy follows:

●	Long/Short Strategy is an investment strategy that seeks to take a long position in underpriced stocks while selling short, overpriced shares. A Long/Short strategy seeks to augment traditional long-only investing by taking advantage of profit opportunities from securities identified as both under-valued and over-valued.

●	A Market Neutral Strategy seeks to profit regardless of an upward or downward market environment, typically through the use of paired long and short positions or derivatives. These strategies can potentially serve to mitigate market risk as they seek to generate positive returns in all market environments.

●	A Global Macro Strategy is a hedge fund or mutual fund strategy that bases its holdings primarily on the overall economic and political views of various countries or their macroeconomic principles.

●	A Trend-Following Strategy or trend trading is a trading strategy according to which one should buy an asset when its price trend goes up, and sell when its trend goes down, expecting price movements to continue.

●	Merger Arbitrage, otherwise known as risk arbitrage, is an investment strategy that aims to generate profits from successfully completed mergers and/or takeovers. It is a type of event-driven investing that aims to capitalize on differences between stock prices before and after mergers.

●	Convertible Arbitrage is a relative value strategy in which a fund profits based on the pricing discrepancy between a company’s convertible bonds and its underlying stock.

●	An Event-Driven strategy refers to an investment strategy in which an institutional investor attempts to profit from a stock mispricing that may occur during or after a corporate event.

The Multi-Strategy Fund may invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Cash (and cash equivalents) –The Multi-Strategy Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

Stock Upgrading Strategy – This strategy is a systematic investment approach that is based on the belief of the Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. So long as the other investment companies have a track record of a minimum of 12 months, they may be monitored by the Advisor as a potential investment. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The Multi-Strategy Fund primarily invests in Underlying Funds using its Stock Upgrading strategy. Generally, Underlying Funds with the highest momentum scores are chosen. Underlying Funds that do not have the highest momentum scores may not outperform and could, in fact, lose money. These Underlying Funds may, in turn, invest in a broad range of equity securities, including foreign securities and securities of issuers located in emerging markets. Underlying Funds also may invest in other investments, including but not limited to, commodities, fixed income securities of any maturity or credit quality, including high-yield, high-risk debt securities (junk bonds), and they may engage in derivative transactions. The Underlying Funds are typically categorized into the following seven “risk categories”: Large Value, Large Growth, Small Value, Small Growth, International, Commodities, and Non-Diversified (which includes concentrated and other higher-risk funds that are not normally included in the six other risk categories). The Multi-Strategy Fund may or may not hold investments in all seven categories simultaneously. Target allocations for each of the seven risk categories are monitored continuously and can shift based on relative performance, and holdings for each of the seven risk categories can range from 0% - 66% of the overall Stock Upgrading portfolio. The Stock Upgrading strategy also incorporates defensive protocols and may occasionally shift part or all of the portfolio holdings out of equity funds or commodities and into holdings focused on fixed income and/or cash based on the Advisor’s proprietary indicators.

The Advisor is under common control with the publisher of the Sound Mind Investing Newsletter (the “Newsletter”), a monthly financial publication that recommends a Stock Upgrading Strategy similar to the strategy utilized by the Multi-Strategy Fund. Although Underlying Funds purchased by the Multi-Strategy Fund generally will be highly ranked in the Newsletter, the Multi-Strategy Fund may also invest in funds not included in the Newsletter, including Underlying Funds not available to the general public but only to institutional investors.

It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

Sector Rotation Strategy – This strategy involves the Advisor selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Advisor to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Advisor ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Advisor purchases one or more Underlying Funds to gain the desired exposure to that particular sector. In the Sector Rotation Strategy portion of the Multi-Strategy Fund’s portfolio, exposure may be to as few as one or two sectors at any given time, and as few as one Underlying Fund may be utilized to achieve this exposure.

The Multi-Strategy Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Multi-Strategy Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Multi-Strategy Fund’s assets among the various Underlying Funds in which it invests.

Principal Risks

All investments involve risks, and the Multi-Strategy Fund cannot guarantee that it will achieve its investment objective. An investment in the Multi-Strategy Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Multi-Strategy Fund’s returns and share price will fluctuate, and you may lose money by investing in the Multi-Strategy Fund. Below are some of the specific risks of investing in the Multi-Strategy Fund. Insofar as the Multi-Strategy Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the Multi-Strategy Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Multi-Strategy Fund on a daily basis, and, as a result, such movements may negatively affect the Multi-Strategy Fund’s net asset value per share (“NAV”). When the value of the Multi-Strategy Fund’s investments goes down, your investment in the Multi-Strategy Fund decreases in value and you could lose money.

Management Risk. The Multi-Strategy Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Multi-Strategy Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Multi-Strategy Fund invests in another mutual fund or an ETF, the Multi-Strategy Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Multi-Strategy Fund will incur higher expenses, many of which may be duplicative. In addition, the Multi-Strategy Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of derivatives transactions by the Underlying Funds). The Multi-Strategy Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Multi-Strategy Fund invests in inverse or leveraged ETFs, the value of the Multi-Strategy Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in fixed income securities, the Multi-Strategy Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Multi-Strategy Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Multi-Strategy Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Multi-Strategy Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Multi-Strategy Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Multi-Strategy Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Multi-Strategy Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Multi-Strategy Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Multi-Strategy Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Multi-Strategy Fund or an Underlying Fund may lose its entire investment, which will affect the Multi-Strategy Fund’s return.

Portfolio Turnover Risk. The Multi-Strategy Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Multi-Strategy Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Real Estate Risk. The Multi-Strategy Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Multi-Strategy Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Multi-Strategy Fund invests in addition to the expenses incurred directly by the Multi-Strategy Fund.

Credit Default Swaps Product Risk. To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Multi-Strategy Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent that the Multi-Strategy Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the Multi-Strategy Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Multi-Strategy Fund.

Small- and Mid-Cap Stocks Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the Multi-Strategy Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Multi-Strategy Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Multi-Strategy Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Multi-Strategy Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Bitcoin Risk. Underlying Funds in which the Multi-Strategy Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Multi-Strategy Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Multi-Strategy Fund’s investment in an Underlying Fund.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Multi-Strategy Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Multi-Strategy Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Multi-Strategy Fund to fail the income source component of the RIC requirements. If, in any year, the Multi-Strategy Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Multi-Strategy Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Multi-Strategy Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the Multi-Strategy Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the Multi-Strategy Fund is subject to the risk associated with such derivatives. Additionally, with respect to the equity investments of the Fund, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Multi-Strategy Fund.

Underlying Funds may use derivatives such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Multi-Strategy Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Multi-Strategy Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Multi-Strategy Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Multi-Strategy Fund invests focus their investments in a particular industry or sector, the Multi-Strategy Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessary correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Multi-Strategy Fund invests may not produce the best results and may increase the volatility of the Multi-Strategy Fund’s share price.

Volatility Risk. The value of the Multi-Strategy Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Non-Diversification Risk. Underlying Funds in which the Multi-Strategy Fund invests may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Cash Risk. From time to time, the Multi-Strategy Fund may hold a substantial cash position. If the market advances during periods when the Multi-Strategy Fund is holding a large cash position, the Multi-Strategy Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Multi-Strategy Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Multi-Strategy Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Multi-Strategy Fund’s direct fees and expenses.

Cybersecurity Risk. The Multi-Strategy Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Multi-Strategy Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Multi-Strategy Fund may invest, which may cause the Multi-Strategy

Fund’s investments in such companies to lose value. There is no guarantee the Multi-Strategy Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Multi-Strategy Fund’s investment results have varied from year to year. The table below shows how the Multi-Strategy Fund’s average annual total returns for the one-year, five-year and since inception periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond© Index. The Multi-Strategy Fund began operations on April 29, 2015. Past performance of the Multi-Strategy Fund is not necessarily an indication of how the Fund will perform in the future. Effective April 27, 2018, the Multi-Strategy Fund was merged with another mutual fund (the “Merged Fund”) advised by the Advisor, and the Multi-Strategy Fund materially revised its strategies so as to reflect the investment strategies of the Merged Fund. Performance prior to April 27, 2018 in the bar chart and table reflects the performance of the Merged Fund. Prior to July 12, 2024, the Multi-Strategy Fund’s investment strategy was different. If the Multi-Strategy Fund’s current strategy was used, its performance during the periods presented below may have been different.

Annual Total Return (years ended December 31st)

25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
3.92%
18.62%
-7.81%
12.77%
17.34%
9.76%
-11.85%
6.60%
13.29%
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest/Lowest quarterly results during this time period were:

Best Quarter:	2nd Quarter, 2020,	12.51%
Worst Quarter:	4th Quarter, 2018,	(13.35)%

AVERAGE ANNUAL TOTAL RETURNS

(for the period ended December 31, 2024)

The Multi-Strategy Fund	1 Year	5 Year	Since Inception (April 29, 2015)
Return Before Taxes	13.29%	6.52%	4.99%
Return After Taxes on Distributions	11.70%	4.98%	4.00%
Return After Taxes on Distributions and Sale of Fund Shares	8.99%	4.72%	3.70%
Indices (reflects no deductions for fees, expenses and taxes)
S&P 500® Index	25.02%	14.53%	13.23%
Bloomberg U.S. Aggregate Bond® Index	1.25%	(0.33)%	1.26%
Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)	15.04%	8.67%	8.55%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Multi-Strategy Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Portfolio Management

Investment Adviser – SMI Advisory Services, LLC, serves as the investment adviser to the Multi-Strategy Fund.

Portfolio Managers – The following portfolio managers are jointly responsible for managing the day-to-day investment operations of the Multi-Strategy Fund since its inception in April 2015, subject to the ultimate decision-making authority over all portfolio decisions and trading practices by the Senior Portfolio Manager. Each portfolio manager has been managing the Multi-Strategy Fund since its inception.

●	Mark Biller; Senior Portfolio Manager

●	Eric Collier, CFA; Co-Portfolio Manager

●	Anthony Ayers, CFA; Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker- Dealers and Other Financial Intermediaries” beginning on page 38 of the prospectus.

SUMMARY SECTION – SMI DYNAMIC ALLOCATION FUND

Investment Objective

The SMI Dynamic Allocation Fund (the “Dynamic Allocation Fund”) seeks total return. Total return is composed of both income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Dynamic Allocation Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)

Fee for Redemptions Paid by Wire	$15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Interest Expense	0.01%
Other Expenses	0.31%
Acquired Fund Fees and Expenses[1]	0.32%
Total Annual Fund Operating Expenses	1.64%

[1]	“Total Annual Fund Operating Expenses” shown in the table above differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude “Acquired Fund Fees and Expenses.”

Expense Example:

This Example is intended to help you compare the cost of investing in the Dynamic Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dynamic Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year that the Dynamic Allocation Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$167	$517	$892	$1,944

Portfolio Turnover

The Dynamic Allocation Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Dynamic Allocation Fund’s performance. During the most recent fiscal year, the Dynamic Allocation Fund’s portfolio turnover rate was 194.72% of the average value of its portfolio.

Principal Investment Strategies

SMI Advisory Services, LLC (the “Advisor”), the adviser to the Dynamic Allocation Fund, uses a “Dynamic Asset Allocation” strategy to achieve the Dynamic Allocation Fund’s investment objective.

This strategy involves investing in open-end mutual funds, exchange-traded funds (“ETFs”), and publicly traded partnerships (“PTPs”) (collectively, “Underlying Funds”) that invest in securities including, but not limited to, the following asset classes – U.S. Equities, International Equities, Fixed Income Securities, Commodities, Alternative Investments, and Cash. The Underlying Funds may include one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen REAL Asset Allocation ETF, managed by the Advisor or an affiliate of the Advisor. The strategy may result in the Fund investing a significant portion of its assets in one or a few Underlying Funds. Markets experience times of inflation, deflation, economic growth and recession. The Advisor believes value can be added by adjusting portfolio exposure between the asset classes as changes in market environments are identified. The factors considered in determining asset class weighting include, but are not limited to, each class’s total returns for the most recent one, three, six, and twelve months, changes in those returns, asset flows, regression analysis and historical volatility. The Advisor periodically rebalances the Dynamic Allocation Fund’s asset allocation in response to market conditions as well as to balance the Dynamic Allocation Fund’s exposure to the asset classes. The Dynamic Allocation Fund’s investment strategy involves active trading, which may result in a high portfolio turnover rate. The Dynamic Allocation Fund obtains its exposure to the particular asset classes by investing in the instruments below:

U.S. Equities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located in the United States. The Underlying Funds may invest in companies of any market capitalization. The Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

International Equities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in the equity securities of companies located outside of the United States, including issuers located in emerging market countries. The Underlying Funds may invest in companies of any market capitalization. The Dynamic Allocation Fund may also invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Fixed Income Securities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in fixed income securities of varying maturities and credit qualities including high-risk debt securities (or junk bonds). There are no limits on the level of investment in which the Dynamic Allocation Fund may invest with respect to high-risk debt securities and there is no average weighted maturity of the securities in which the Dynamic Allocation Fund must invest. The Underlying Funds may invest in fixed income securities denominated in foreign currencies. The Underlying Funds may also invest in derivative instruments, such as options, futures contracts, currency forwards or credit default swap agreements.

Commodities – The Dynamic Allocation Fund may invest in Underlying Funds that invest primarily in precious metals, in energy-related and other commodities, including, but not limited to oil, natural gas and gasoline, and in mining and other commodity/precious metal related companies. The Dynamic Allocation Fund may also invest in Publicly Traded Partnerships (PTPs) that invest in commodities. PTPs are traded on stock exchanges or markets such as the New York Stock Exchange and NASDAQ. They are generally treated as “pass-through” entities for tax purposes; they do not ordinarily pay income taxes, but pass their earnings on to unit holders.

Alternative Investments – The Dynamic Allocation Fund may invest in Underlying Funds that invest in alternative investments, such as real estate securities or real estate investment trusts (“REITs”), Bitcoin, and other alternative assets and strategies.

The Dynamic Allocation Fund may invest in Underlying Funds that use alternative strategies. Alternative strategies may include, but are not limited to, strategies such as: Long/Short, Market Neutral, Global Macro, Trend-Following, Merger Arbitrage, Convertible Arbitrage, and Event Driven. An Underlying Fund may use one of these strategies or a combination of such strategies. A brief description of each strategy follows:

●	Long/Short Strategy is an investment strategy that seeks to take a long position in underpriced stocks while selling short, overpriced shares. A Long/Short strategy seeks to augment traditional long-only investing by taking advantage of profit opportunities from securities identified as both under-valued and over-valued.

●	A Market Neutral Strategy seeks to profit regardless of an upward or downward market environment, typically through the use of paired long and short positions or derivatives. These strategies can potentially serve to mitigate market risk as they seek to generate positive returns in all market environments.

●	A Global Macro Strategy is a hedge fund or mutual fund strategy that bases its holdings primarily on the overall economic and political views of various countries or their macroeconomic principles.

●	A Trend-Following Strategy or trend trading is a trading strategy according to which one should buy an asset when its price trend goes up, and sell when its trend goes down, expecting price movements to continue.

●	Merger Arbitrage, otherwise known as risk arbitrage, is an investment strategy that aims to generate profits from successfully completed mergers and/or takeovers. It is a type of event-driven investing that aims to capitalize on differences between stock prices before and after mergers.

●	Convertible Arbitrage is a relative value strategy in which a fund profits based on the pricing discrepancy between a company’s convertible bonds and its underlying stock.

●	An Event-Driven strategy refers to an investment strategy in which an institutional investor attempts to profit from a stock mispricing that may occur during or after a corporate event.

The Dynamic Allocation Fund may invest in Underlying Funds that utilize derivatives, such as investing in futures contracts.

Cash (and cash equivalents) –The Dynamic Allocation Fund may invest in short-term cash instruments including U.S. Treasury securities, repurchase agreements, short-term debt instruments, money market deposit accounts, and money market funds and ETFs that focus on investing in the foregoing.

The Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Dynamic Allocation Fund’s assets among the various Underlying Funds in which the Dynamic Allocation Fund invests.

Principal Risks

All investments involve risks, and the Dynamic Allocation Fund cannot guarantee that it will achieve its investment objective. An investment in the Dynamic Allocation Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Dynamic Allocation Fund’s returns and share price will fluctuate, and you may lose money by investing in the Dynamic Allocation Fund. Below are some of the specific risks of investing in the Dynamic Allocation Fund. Insofar as the Dynamic Allocation Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

Stock Market Risk. Overall stock market risks may affect the value of the Dynamic Allocation Fund. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, pandemics, natural disasters, and political events affect the securities markets. Movements in the stock market may affect adversely the specific securities held by the Dynamic Allocation Fund on a daily basis, and, as a result, such movements may negatively affect the Dynamic Allocation Fund’s net asset value per share (“NAV”). When the value of the

Dynamic Allocation Fund’s investments goes down, your investment in the Dynamic Allocation Fund decreases in value and you could lose money.

Management Risk. The Dynamic Allocation Fund is subject to management risk as an actively-managed investment portfolio. The Advisor’s investment approach may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Dynamic Allocation Fund’s overall performance may suffer.

Other Investment Company Securities Risks. When the Dynamic Allocation Fund invests in another mutual fund or an ETF, the Dynamic Allocation Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Dynamic Allocation Fund will incur higher expenses, many of which may be duplicative. In addition, the Dynamic Allocation Fund may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The Dynamic Allocation Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fixed Income Securities Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in fixed income securities, the Dynamic Allocation Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Dynamic Allocation Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Dynamic Allocation Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Dynamic Allocation Fund may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Dynamic Allocation Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Dynamic Allocation Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Dynamic Allocation Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Dynamic Allocation Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Dynamic Allocation Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Dynamic Allocation Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic Allocation Fund or an Underlying Fund may lose its entire investment, which will affect the Dynamic Allocation Fund’s return.

Portfolio Turnover Risk. The Dynamic Allocation Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in foreign securities, it will be subject to risks not typically associated with domestic securities, such as currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Dynamic Allocation Fund) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

Real Estate Risk. The Dynamic Allocation Fund may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Dynamic Allocation Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Dynamic Allocation Fund invests in addition to the expenses incurred directly by the Dynamic Allocation Fund.

Credit Default Swaps Product Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in credit default swaps and related instruments, such as credit default swap index products, it may be subject to greater risks than if an investment was made directly in the reference obligation. These instruments are subject to general market risks, liquidity risks and credit risks, and may result in a loss of value to the Dynamic Allocation Fund. The credit default swap market may be subject to additional regulations in the future.

Mortgage-Backed and Asset-Backed Securities Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in these securities, movements in interest rates may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages and other assets and prepayment risk.

Market Timing Risk. Because the Dynamic Allocation Fund does not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Dynamic Allocation Fund.

Small- and Mid-Cap Stock Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that invest in small- and mid-cap company stocks, it will be subject to more volatility and less liquidity than large company stocks. Small- and mid-cap companies are less widely followed by stock analysts and less information about them is available to investors.

Commodity Risk. Some of the Underlying Funds and other instruments in the Dynamic Allocation Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Dynamic Allocation Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from these investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Dynamic Allocation Fund to qualify as a RIC.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Dynamic Allocation Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Bitcoin Risk. Underlying Funds in which the Dynamic Allocation Fund invests may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect the Dynamic Allocation Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of the Dynamic Allocation Fund’s investment in an Underlying Fund.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended (the “Code”), the Dynamic Allocation Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Dynamic Allocation Fund’s investments in certain ETFs or publicly traded partnerships (“PTPs”) that invest in or hold physical commodities could cause the Dynamic Allocation Fund to fail the income source component of the RIC requirements. If, in any year, the Dynamic Allocation Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Dynamic Allocation Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Dynamic Allocation Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

Derivatives Risk. To the extent the Dynamic Allocation Fund invests in Underlying Funds that utilize derivatives, such as futures contracts, currency forwards and credit default swaps, the Dynamic Allocation Fund is subject to the risks associated with such derivatives. Additionally, Underlying Funds may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Dynamic Allocation Fund.

Underlying Funds may use derivative instruments such as put and call options and index futures contracts. There is no guarantee such strategies will work. If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Dynamic Allocation Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Dynamic Allocation Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, and any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Dynamic Allocation Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Dynamic Allocation Fund invests focus their investments in a particular industry or sector, the Dynamic Allocation Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Ratings Agencies Risk. Ratings agencies assign ratings to securities based on that agency’s opinion of the quality of debt securities. Ratings are not absolute standards of quality, do not reflect an evaluation of market risk, and do not necessarily correlate with yield.

Style Risk. The particular style or styles used primarily by the advisers of Underlying Funds in which the Dynamic Allocation Fund invests may not produce the best results and may increase the volatility of the Dynamic Allocation Fund’s share price.

Volatility Risk. The value of the Dynamic Allocation Fund’s investment portfolio will change as the prices of its investments go up or down.

Liquidity Risk. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.

Cash Risk. From time to time, the Dynamic Allocation Fund may hold a substantial cash position. If the market advances during periods when the Dynamic Allocation Fund is holding a large cash position, the Dynamic Allocation Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Dynamic Allocation Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Dynamic Allocation Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Dynamic Allocation Fund’s direct fees and expenses.

Cybersecurity Risk. The Dynamic Allocation Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Dynamic Allocation Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Dynamic Allocation Fund may invest, which may cause the Dynamic Allocation Fund’s investments in such companies to lose value. There is no guarantee the Dynamic Allocation Fund will be successful in protecting against cybersecurity breaches.

Performance

The bar chart below shows how the Dynamic Allocation Fund’s investment results have varied from year to year. The table below shows how the Dynamic Allocation Fund’s average annual total returns for the one-year, five-year and ten-year periods compare to those of two broad-based securities market indices, and to a custom benchmark index comprised 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond© Index. The Dynamic Allocation Fund began operations on February 28, 2013. Past performance of the Dynamic Allocation Fund is not necessarily an indication of how the Fund will perform in the future. Prior to July 12, 2024, the Dynamic Allocation Fund’s investment strategy was different. If the Dynamic Allocation Fund’s current strategy was used, its performance during the periods presented below may have been different.

Annual Total Return (years ended December 31st)

20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-8.19%
-1.80%
14.11%
-6.12%
9.47%
9.63%
13.98%
-19.12%
8.39%
12.81%
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Highest/Lowest quarterly results during this time period were:

Best Quarter:	2nd Quarter, 2021,	7.31%
Worst Quarter:	2nd Quarter, 2022,	(10.63)%

AVERAGE ANNUAL TOTAL RETURNS

(for the period ended December 31, 2024)

The Dynamic Allocation Fund	1 Year	5 Years	10 Years
Return Before Taxes	12.81%	4.33%	2.71%
Return After Taxes on Distributions	10.44%	3.07%	1.94%
Return After Taxes on Distributions and Sale of Fund Shares	8.00%	3.00%	1.90%
Indices (reflects no deductions for fees, expenses and taxes)
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond® Index	1.25%	(0.33)%	1.35%
Weighted Index (60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond® Index)	15.04%	8.67%	8.52%

After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Dynamic Allocation Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 764-3863, a toll-free number, or data current to the most recent month end may be accessed on the Fund’s website at www.smifund.com.

Portfolio Management

Investment Adviser – SMI Advisory Services, LLC, serves as the investment adviser to the Dynamic Allocation Fund.

Portfolio Managers – The following portfolio managers are jointly responsible for managing the day-to-day investment operations of the Fund since its inception in February 2013, subject to the ultimate decision-making authority over all portfolio decisions and trading practices by the Senior Portfolio Manager. Each portfolio manager has been managing the Fund since its inception.

●	Mark Biller; Senior Portfolio Manager

●	Eric Collier, CFA; Co-Portfolio Manager

●	Anthony Ayers, CFA; Co-Portfolio Manager

For important information about purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the section of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker- Dealers and Other Financial Intermediaries” beginning on page 38 of the prospectus.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders

$500 general accounts, retirement accounts or custodial accounts $0 for Automatic Investment Plans Minimum Additional Purchases $50	By Mail: Sound Mind Investing Funds [insert name of specific Fund(s)] c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707 By Phone: (877) 764-3863

You may purchase or sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (877) 764-3863, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

Each Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, or some combination of both, unless you are investing through a tax-advantaged account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Distributions from a tax-advantaged account may be subject to taxation at ordinary income tax rates when withdrawn from such account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the SMI Fund

The SMI Fund seeks to achieve its objective by investing in a diversified portfolio of Underlying Funds using a “Stock Upgrading” strategy. The Stock Upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s Advisor that superior returns can be obtained by constantly monitoring the performance of a wide universe of other investment companies, and standing ready to move assets into funds deemed by the Advisor to be most attractive at the time of analysis. This upgrading process strives to keep assets invested in funds that are demonstrating superior current performance relative to their peers as determined by a combination of size and investment style criteria.

The SMI Fund typically purchases Underlying Funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the Advisor’s strategy of buying and selling mutual funds as often as conditions dictate. However, the SMI Fund is not precluded from investing in Underlying Funds with sales-related expenses, including redemption fees and/or 12b-1 fees. Shareholders may incur expenses associated with capital gains distributions by the SMI Fund and its Underlying Funds, and they also may incur increased transaction costs as a result of the SMI Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the Underlying Funds. The SMI Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the SMI Fund will not be precluded from investing in an Underlying Fund with a higher than average expense ratio. The SMI Fund may also invest in one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen Full-Cycle Trend ETF, whose managers are affiliated with the SMI Fund.

The SMI Fund’s only option is to liquidate its investment in an Underlying Fund in the event of dissatisfaction with the Underlying Fund. An Underlying Fund may limit the SMI Fund’s ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid. The SMI Fund may invest in Underlying Funds to the maximum extent permitted by the 1940 Act. This means that the SMI Fund may invest a substantial portion of its assets in a single Underlying Fund, or the SMI Fund may own a substantial portion of the outstanding shares of an Underlying Fund.

The SMI Fund may hold short-term cash instruments including repurchase agreements, short-term debt instruments, and money market funds, pending selection of Underlying Funds that meet the Advisor’s investment criteria.

Stock Upgrading Strategy. The SMI Fund’s Advisor uses a Stock Upgrading strategy. The Advisor begins by ranking over 1,000 Underlying Funds by asset class into the following risk categories: small-cap growth, small-cap value, large-cap growth, large-cap value, international, commodities and non-diversified (which includes concentrated and other higher-risk funds that are not normally included in the six other risk categories). The Advisor then ranks the Underlying Funds within each category based on the Advisor’s performance model and screening process. The SMI Fund typically purchases shares of highly ranked Underlying Funds in each category. The Fund may or may not hold investments in all seven categories simultaneously. On an ongoing basis, the Advisor monitors the performance of a wide universe of Underlying Funds, and upgrades the SMI Fund’s portfolio by moving assets into those Underlying Funds deemed by the Advisor to be most attractive at the time of analysis. This upgrading process is designed to invest the SMI Fund’s assets in Underlying Funds that demonstrate superior current performance relative to their peers, as determined by the Advisor using its proprietary performance model and screening process. The Advisor’s screening process ranks Underlying Funds in each asset allocation category based on an analysis of each Underlying Fund’s total returns for the most recent 3-months, 6-months and one year. The total return information, as well as information about each Underlying Fund’s style characteristics and additional factors, is collected by the Advisor’s proprietary database from information available from the Underlying Funds and from independent third party data providers. The Advisor collects and reviews this information on a regular basis, and then ranks highest those Underlying Funds that it believes demonstrate superior current performance. Although current performance is the Advisor’s primary consideration in selecting Underlying Funds, other criteria may also be considered once the Advisor has identified the top-performing Underlying Funds. These secondary criteria include, but are not limited to: the Underlying Fund’s asset level and flows, management characteristics and experience, redemption or other fee policies, and historical volatility. The Advisor uses the performance information and these components of classification and additional criteria to select a top-ranked fund. It should be noted that, even though the Advisor’s upgrading process ranks Underlying Funds primarily on the basis of performance, past performance is no guarantee of future performance.

When categorizing funds, the Advisor typically divides those funds normally referred to as “mid-cap” between the “large-cap” and “small-cap” categories, and typically divides Underlying Funds that are not managed with either a clear growth or value investment strategy, often called “core” or “blend” funds, between the “growth” and “value” categories. The Advisor believes that defining these categories broadly makes available a wide range of investment opportunities to the SMI Fund, while still maintaining appropriate diversification. The total amount of the SMI Fund’s investment allocated to each risk category will vary based on the Advisor’s assessment of current economic and market conditions. The Advisor reserves the right to modify its asset allocation model.

The Advisor believes that while market and economic conditions are constantly changing, most Underlying Funds’ portfolio managers rarely change their investment approach. As a result, Underlying Funds that lead their peer group under one set of economic conditions often lag their peer group when those conditions change, and few Underlying Funds are consistent leaders during all types of market conditions. The Advisor believes that the best approach is to continuously invest only in those Underlying Funds that currently demonstrate market leadership. As conditions change, the Advisor uses its upgrading strategy to move assets from those Underlying Funds that performed well under prior economic and market conditions into different Underlying Funds that are better suited, in the Advisor’s opinion, to the newly emerging economic and market conditions. This approach seeks to utilize the talents of the top-performing

Underlying Funds’ portfolio managers within their specific areas of expertise, while also seeking to direct assets only to those portfolio managers whose investment styles are particularly well suited to the current economic and market environment.

The 1940 Act restricts investments by registered investment companies, such as the SMI Fund, in the securities of other Underlying Funds. The SMI Fund may exceed these statutory limits only as permitted by applicable SEC regulations and such limits may impact the ability of the SMI Funds to make or add to certain Underlying Fund investments.

Additional information about the Advisor’s affiliation with the publisher of the SMI Newsletter is contained in the SMI Fund’s Statement of Additional Information which is available to the SMI Fund’s shareholders, free of charge, upon request.

Is the SMI Fund right for you?

The SMI Fund may be suitable for:

●	long-term investors seeking a fund with a capital appreciation investment strategy;

●	investors who want exposure to a broad range of asset classes within the convenience of a single fund;

●	investors who want to hire a professional to shift their assets between different types of investments as market conditions change; and

●	investors willing to accept price fluctuations in their investment.

Principal Investment Strategies of the Multi-Strategy Fund

The Multi-Strategy Fund’s Advisor typically allocates the Fund’s assets on a 50/40/10 basis among various investment strategies as follows:

50% - Dynamic Asset Allocation Strategy

40% - Stock Upgrading Strategy

10% - Sector Rotation Strategy

However, the Strategy allocations may be adjusted by adding up to 25% to or by subtracting up to 25% from the target percentage allocations shown above, based on the Advisor’s proprietary indicators.

Additionally, the Multi-Strategy Fund may also invest in one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen Full-Cycle Trend ETF and SMI 3Fourteen REAL Asset Allocation ETF, whose managers are affiliated with the Multi-Strategy Fund.

For a description of the Dynamic Asset Allocation strategy, please see “Principal Investment Strategies of the Dynamic Allocation Fund”, below. For a description of the Stock Upgrading strategy, please see “Principal Investment Strategies of the SMI Fund”, above.

Sector Rotation Strategy – This strategy involves the Advisor selecting from a universe of Underlying Funds it has compiled using proprietary methods. Generally, the Underlying Funds with a strong focus on a particular sector are chosen. This universe is specifically designed by the Advisor to balance exposure to a wide variety of market sectors and industries. This universe includes leveraged, non-leveraged and inverse Underlying Funds. The Advisor ranks these Underlying Funds based on their recent performance across multiple short-term performance periods, then uses an upgrading approach to invest in the top performing market sector or sectors. Once a particular sector or sectors is identified, the Advisor purchases one or more Underlying Funds to gain the desired exposure to that particular sector. In the Sector Rotation Strategy portion of the Multi-Strategy Fund’s portfolio, exposure may be to as few as one or two sectors at any given time, and as few as one Underlying Fund may be utilized to achieve this exposure.

The Multi-Strategy Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Multi-Strategy Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Multi-Strategy Fund’s assets among the various Underlying Funds in which it invests.

Because the Advisor’s strategy involves buying and selling mutual funds as often as conditions dictate, the Multi-Strategy Fund will bear its share of the fees and expenses of the Underlying Funds. This means that shareholders will pay higher expenses than would be the case if they invested directly in the Underlying Funds. The Multi-Strategy Fund typically purchases Underlying Funds that do not charge a sales load, or that waive the sales load (typically referred to as “no-load” or “load-waived” funds) in order to accommodate the Advisor’s strategy of buying and selling Underlying Funds as often as conditions dictate. However, the Multi-Strategy Fund is not precluded from investing in Underlying Funds with sales-related expenses, including redemption fees and/or 12b-1 fees. The Advisor expects that the Multi-Strategy Fund will experience a high portfolio turnover rate, the effects of which are discussed below under “Portfolio Turnover Risk.” Shareholders may incur expenses associated with capital gains distributions by the Multi-Strategy Fund and its Underlying Funds, and they also may incur increased transaction costs as a result of the Multi-Strategy Fund’s high portfolio turnover rate and/or because of high portfolio turnover rates in the Underlying Funds. The Multi-Strategy Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the Multi-Strategy Fund will not be precluded from investing in an Underlying Fund with a higher than average expense ratio.

The Multi-Strategy Fund’s only option is to liquidate its investment in an Underlying Fund in the event of dissatisfaction with the Underlying Fund. An Underlying Fund may limit the Multi-Strategy Fund’s ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid. The Multi-Strategy Fund may invest in Underlying Funds to the maximum extent permitted by the 1940 Act. This means that the Multi-Strategy Fund may invest a substantial portion of its assets in a single Underlying Fund, or the Fund may own a substantial portion of the outstanding shares of an Underlying Fund.

Additional information about the Advisor’s affiliation with the publisher of the SMI Newsletter is contained in the Multi-Strategy Fund’s Statement of Additional Information which is available to the Multi-Strategy Fund’s shareholders, free of charge, upon request.

Is the Multi-Strategy Fund right for you?

The Multi-Strategy Fund may be suitable for:

●	long-term investors seeking a fund with a total return investment strategy;

●	investors who want exposure to a broad range of asset classes within the convenience of a single fund;

●	investors who want to hire a professional to shift their assets between different types of investments as market conditions change; and

●	investors willing to accept price fluctuations in their investment.

Principal Investment Strategies of the Dynamic Allocation Fund

The Dynamic Allocation Fund uses a Dynamic Asset Allocation investment strategy to achieve its investment objective. This is done by investing in Underlying Funds that invest in securities from the following asset classes – U.S. Equities, International Equities, Fixed Income Securities, Commodities, Alternative Investments, and Cash. The Underlying Funds may include one or more ETFs that employ momentum and trend-based investing strategies, including the SMI 3Fourteen REAL Asset Allocation ETF, managed by the Advisor or an affiliate of the Advisor.

The Dynamic Allocation Fund indirectly will bear its proportionate share of all management fees and other expenses of the Underlying Funds in which it invests. Therefore, the Dynamic Allocation Fund will incur higher expenses than other mutual funds that invest directly in securities. Actual expenses are expected to vary with changes in the allocation of the Dynamic Allocation Fund’s assets among the various Underlying Funds in which the Dynamic Fund invests.

Is the Dynamic Allocation Fund right for you?

The Dynamic Allocation Fund may be suitable for:

●	long-term investors seeking a fund with a total return investment strategy;

●	investors who want exposure to a broad range of asset classes within the convenience of a single fund; and

●	investors willing to accept price fluctuations in their investment.

Principal Risks of Investing in the Funds

All investments involve risks, and the Funds cannot guarantee that they will achieve their investment objectives. An investment in the Funds is not insured or guaranteed by any government agency. As with any mutual fund investment, the Funds’ returns and share price will fluctuate, and you may lose money by investing in the Funds. Below are some of the specific risks of investing in the Funds. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus. The order of the below risk factors does not indicate the significance of any particular risk factor and the relative significance of each risk below may change over time.

All Funds

Bitcoin Risk. Underlying Funds in which the Funds invest may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s investment in an Underlying Fund.

Commodity Risk. Some of the Underlying Funds and other instruments in the Funds’ portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Funds may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

Furthermore, in September 2016, the Internal Revenue Service (“IRS”) announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. Should the IRS issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of the Underlying Fund’s use of commodity-linked notes (which guidance might be applied retroactively), it could, among other consequences, limit the Fund’s and the Underlying Fund’s ability to pursue its investment strategy.

Cybersecurity Risk. The Funds and their service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Funds to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Funds and/or the Funds’ investment adviser, distributor, custodian, the transfer agent or other third-party service providers may adversely impact the Funds and their shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Funds to regulatory fines or financial losses, and/or cause reputational damage. The Funds rely on third-party service providers for many of the day-to-day operations, and are therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. There is no guarantee the Funds will be successful in protecting against cybersecurity breaches.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio may utilize derivatives, such as futures contracts, currency forwards and credit default swaps. Additionally, with respect to the Dynamic Asset Allocation, Stock Upgrading and fixed income strategies, Underlying Funds in which the Funds may invest may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Funds, or an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses.

If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to the fixed income portion of the Funds, the Underlying Funds may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income- producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain of the Funds invest in Underlying Funds that may invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Foreign Securities Risk. To the extent the Funds invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies. Recent statements by U.S. securities and accounting regulatory agencies have expressed concern regarding information access and audit quality regarding issuers in China and other emerging market countries, which could present heightened risks associated with investments in these markets. Additionally, On November 12, 2020, the President of the United States issued an Executive Order to prohibit U.S. persons (which includes the Funds) from purchasing the publicly traded securities of certain companies that are affiliated with China’s military (the “Order”). The Order applies to the publicly traded securities of any company designated as a “Communist Chinese military company” (“CCMC”) by the U.S. Department of Defense or the U.S. Treasury’s Office of Foreign Assets Control (“OFAC”), and includes securities that are derivative of or that are designed to provide economic exposure to such companies. The Order initially applied to over 30 companies previously designated as CCMCs by the Department of Defense earlier in 2020. The Order provides for a 365-day divestment period for any CCMCs that are designated in the future.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high- yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent that Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Funds’ shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Management Risk. The Funds are actively managed and depend on the decisions of their portfolio managers to produce the desired results. The Advisor’s strategies may fail to produce the intended results. If the Advisor’s perception of an Underlying Fund’s value is not realized in the expected time frame, a Fund’s overall performance may suffer. The Advisor’s upgrading strategy makes no effort to predict what the market will do next. Rather, the upgrading strategy is strictly a trend-following system which responds to what has already happened in the market and attempts to catch each significant market trend as it unfolds. There may be times when the strategy takes time to recognize a new market trend. As a result, the Funds may lag behind in participating in the profits from a newly developed trend, or may not be in a position to take advantage of a particular market trend. There also is the risk that investment strategies employed by the portfolio managers of the Underlying Funds in which the Funds invest may not result in an increase in the value of the Underlying Funds and, therefore, that the value of the Funds’ investment in the Underlying Funds may not increase, or may actually decrease.

Market Timing Risk. Because the Funds do not consider Underlying Funds’ policies and procedures with respect to market timing, performance of the Underlying Funds may be diluted due to market timing and therefore may affect the performance of the Funds.

Other Investment Company Securities Risks. When the Funds invest in another mutual fund or an ETF, the Funds indirectly will bear their proportionate share of any fees and expenses payable directly by the Underlying Fund. Therefore, the Funds will incur higher expenses, many of which may be duplicative. In addition, the Funds may be affected by losses of the Underlying Funds and the level of risk arising from the investment practices of the Underlying Funds (such as the use of leverage by the Underlying Funds). The Funds have no control over the investments and related risks taken by the Underlying Funds in which it invests. Because the Funds are not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. In addition, the SMI Fund and the Multi-Strategy Fund may also incur increased trading costs as a result of the Stock Upgrading strategy.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Publicly Traded Partnership Risk. Publicly traded partnerships (“PTPs”) are partnerships that may be publicly traded on the New York Stock Exchange (“NYSE”) and NASDAQ. They often own businesses or properties relating to energy, natural resources or real estate. They are generally operated under the supervision of one or more managing partners or members. State law may offer fewer protections from enterprise liability to investors in a partnership compared to investors in a corporation. Distribution and management fees may be substantial. Losses are generally considered passive and cannot offset income other than income or gains relating to the same entity. These tax consequences may differ for different types of entities because PTPs can be taxed as partnerships or as corporations. Many PTPs may operate in certain limited sectors such as, without limitation, energy, natural resources, and real estate, which may be volatile or subject to periodic downturns. Growth may be limited because most cash is paid out to unit holders rather than retained to finance growth. The performance of PTPs may be partly tied to interest rates. Rising interest rates, a poor economy, or weak cash flows are among the factors that can pose significant risks for investments in PTPs. Investments in PTPs also may be relatively illiquid at times.

RIC Qualification Risk. To qualify for treatment as a RIC under the Code, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs or publicly traded partnerships (“PTPs”) that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation (i.e., a C corporation) and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends- received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

Small- and Mid-Cap Risk. To the extent the Funds invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Stock Market Risk. The Funds invest in common stocks, which subjects each Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which a Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of each company that a Fund invests in, including the strength of the company’s management or the demand for its products or services. You should be aware that a company’s share price may decline as a result of poor decisions made by management or lower demand for the company’s products or services. In addition, a company’s share price may also decline as a result of national and global events such as recession, war, epidemics or pandemics, terrorism, natural disasters and other events which may have a significant impact on markets generally. The outbreak in early 2020 of a novel and contagious form of coronavirus (“COVID-19”) continues to adversely impact global economic activity and contribute to significant volatility in certain markets.

Style Risk. The Funds may invest in Underlying Funds that use growth- and/or value- oriented investing styles, or other styles. If the Underlying Fund’s portfolio manager incorrectly assesses the growth potential of companies in which the Underlying Fund invests, the securities purchased may not perform as expected, reducing the Underlying Fund’s return and ultimately reducing the Funds’ return, or causing them to lose money on the investment. With respect to Underlying Funds with a value investment approach, the market may not agree with a value manager’s determination that the Underlying Fund’s portfolio stocks are undervalued, and the prices of such portfolio securities may not increase to what the adviser believes are their full value. They may even decrease in value.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual mutual fund or ETF can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

The Dynamic Allocation Fund and Multi-Strategy Fund

Credit Default Swap Product Risk. In addition to risks associated with swaps generally, credit default swaps may subject the Funds to additional risks. A credit default swap agreement is an agreement between two parties: a buyer of credit protection and a seller of credit protection. The Underlying Funds may either be the buyer of credit protection against a designated event of default, restructuring or other credit related event (each a “Credit Event”) or the seller of credit protection in a credit default swap. The buyer in a credit default swap agreement is obligated to pay the seller a periodic stream of payments over the term of the swap agreement. If no Credit Event occurs, the seller of credit protection will have received a fixed rate of income throughout the term of the swap agreement. If a Credit Event occurs, the seller of credit protection must pay the buyer of credit protection the full notional value of the reference obligation through either physical settlement or cash settlement. If no Credit Event occurs, the buyer of credit protection will have made a series of periodic payments through the term of the swap agreement. However, if a Credit Event occurs, the buyer of credit protection will receive the full notional value of the reference obligation either through physical settlement or cash settlement from the seller of credit protection. A credit default swap may involve greater risks than if the Underlying Fund invested directly in the underlying reference obligations. For example, a credit default swap may increase the Underlying Funds’ and the Funds’ credit risk because it has exposure to both the issuer of the underlying reference obligation and the counterparty to the credit default swap. In addition, credit default swap agreements may be difficult to value depending on whether an active market exists for the credit default swaps in which the Underlying Fund invests. Swaps and related options expose the Underlying Funds to counterparty credit risk (credit risk described above). The Funds could also suffer losses with respect to a swap agreement (or an option thereon) if the Funds are unable to terminate the agreement or reduce its exposure through offsetting transactions.

The Underlying Funds may also invest in credit default swap index products and in options on credit default swap index products. These instruments are designed to track segments of the credit default swap market and provide investors with exposure to specific “baskets” of issuers of bonds or loans. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Such investments are subject to liquidity risks as well as counterparty and other risks associated with investments in credit default swaps discussed above.

Mortgage- and Asset-Backed Securities Risk. The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. For example, interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and principal may be prepaid at any time. As a result, if an Underlying Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. If the Underlying Funds purchase these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a pre-payment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full. The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage- backed securities. As noted below, recent market conditions have caused the markets for mortgage- and asset-backed securities to experience significantly lower valuations and reduced liquidity.

Liquidity Risk. Liquidity risk is the risk that certain investments may be difficult or impossible to sell at the time and price that the Underlying Funds would like to sell. The Underlying Funds may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Funds’ management or performance. As noted below, recent market conditions have caused the markets for some of the securities in which the Underlying Fund invests to experience reduced liquidity.

Ratings Agencies. Ratings agencies, such as S&P, are organizations that assign ratings to securities based on that agency’s opinion of the quality of debt securities. It should be emphasized, however, that ratings are general, are not absolute standards of quality and do not reflect an evaluation of market risk. Debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

Real Estate Risk. The Funds may invest in Underlying Funds that invest in real estate securities. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds will indirectly bear its proportionate share of expenses incurred by REITs in which the Funds invest in addition to the expenses incurred directly by the Fund.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Finally, investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Investments in Inverse and Leveraged ETFs. To the extent that the Funds invests in Underlying Funds that are inverse or leveraged ETFs, the value of the Funds’ investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Cash Risk. From time to time, the Funds may hold a substantial cash position. If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Fund’s direct fees and expenses.

The SMI Fund and Multi-Strategy Fund

Non-Diversification Risk. Underlying Funds in which the Funds invest may be non-diversified under the 1940 Act. This means that there is no restriction under the 1940 Act on how much the Underlying Fund may invest in the securities of a single issuer. Therefore, the value of the Underlying Fund’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

General

The Funds’ investment objective is not fundamental and may be changed without shareholder approval. The Funds will provide 60 days’ advance notice of any change in the investment objective.

From time to time, the Funds may take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Funds may hold up to 100% of its assets in short-term U.S. government securities, money market funds, repurchase agreements or money market instruments. The Funds may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUNDS

Investment Advisor

SMI Advisory Services, LLC, 4400 Ray Boll Blvd., Columbus, IN 47203, serves as the advisor to the Funds. The Advisor has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. The Advisor sets each Fund’s overall investment strategies, developing, constructing and monitoring the asset allocation, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for each Fund’s portfolio and votes any proxies solicited by portfolio-held companies.

The Advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium was formed in 2005 by Anthony Ayers and Eric Collier, each a Portfolio Manager of the Funds, and other senior managers of Omnium. Marathon Partners was formed in 2005 by Mark Biller, Senior Portfolio Manager of the Funds, Austin Pryor and other managers of Sound Mind Investing, a Christian non-denominational financial newsletter. Mr. Pryor is the publisher, and Mr. Biller is the Executive Editor, of Sound Mind Investing.

The SMI Fund and the Dynamic Allocation Fund each are authorized to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $250 million	1.00%
$250,000,001 to $500 million	0.90%
Over $500 million	0.80%

The Multi-Strategy Fund is authorized to pay the Advisor a fee based on the Multi-Strategy Fund’s average daily net assets as follows:

Fund Assets	Management Fee
$1 - $100 million	0.90%
$100,000,001 to $250 million	0.80%
$250,000,001 to $500 million	0.70%
Over $500 million	0.60%

Effective March 1, 2025, the Advisor has entered into an operating expense limitation agreement with respect to the Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Multi-Strategy Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the Multi-Strategy Fund’s average daily net assets. The contractual arrangement for the Multi-Strategy Fund is in place through February 28, 2026. Each waiver or reimbursement by the Advisor is subject to repayment by the Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the Multi-Strategy Fund is able to make the repayment without exceeding the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment. Until March 1, 2025, the contractual expense limitation for the Multi-Strategy Fund was 1.30%. Until March 1, 2025, the Advisor entered into an operating expense limitation agreement with respect to the SMI Fund and the Dynamic Allocation Fund pursuant to which it contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that operating expenses did not exceed 1.45% with respect to each of the SMI Fund and the Dynamic Allocation Fund.

During the fiscal year ended October 31, 2024, the SMI Fund paid the Advisor a management fee equal to 0.97% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2024, the Multi-Strategy Fund paid the Advisor a management fee equal to 0.87% of the Fund’s average daily net assets. During the fiscal year ended October 31, 2024, the Dynamic Allocation Fund paid the Advisor a management fee equal to 1.00% of the Fund’s average daily net assets.

A discussion of the factors that the Board considered in approving the Funds’ advisory agreements is available in the Funds’ semi-annual report dated April 30, 2024.

Portfolio Managers

The following provides information about the portfolio managers who are responsible for the day-to-day management of the Funds.

Mark Biller, Senior Portfolio Manager – Mr. Biller has served as senior portfolio manager of the entire family of SMI Funds since their creation in 2005. He played a key role in the design and creation of the Sector Rotation, Dynamic Allocation, and Bond Upgrading strategies followed by the various SMI Funds.

As senior portfolio manager, Mr. Biller has ultimate decision-making authority regarding all portfolio decisions and trading practices of the Sound Mind Investing Funds. His duties involve researching and selecting the Underlying Funds in which the Funds invest, upgrading the Funds’ investments in Underlying Funds and determining the overall allocation among style categories.

In addition to his duties at the Advisor, Mr. Biller has been the Executive Editor of the Sound Mind Investing newsletter and online business for over 15 years. Mr. Biller’s writings on a broad range of financial and investment topics have been featured in a variety of national print and electronic media, and he has also appeared as a financial commentator for various national and local radio programs. The Sound Mind Investing newsletter was first published in 1990 and currently has many thousands of subscribers. Since it was first published 30 years ago, the newsletter has provided recommendations to tens of thousands of subscribers using a variety of investment strategies, including the Stock Upgrading, Dynamic Asset Allocation, Bond Upgrading and Sector Rotation strategies that are used by the Funds. Mr. Biller earned his B.S. in Finance from Oral Roberts University.

Eric Collier, CFA – Mr. Collier has served as a portfolio manager of the entire family of SMI Funds since their creation in 2005. He was integral in the design and testing of the Dynamic Allocation and Bond Upgrading strategies utilized by the various SMI Funds.

Mr. Collier is a co-Portfolio Manager responsible for researching and selecting each Fund’s investments, determining overall allocation among style categories, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. In addition to his duties at the Advisor, Mr. Collier is a co-founder of Omnium Investment Company, LLC. At Omnium, he conducts analytical and quantitative research, and risk management. Prior to co-founding Omnium, Mr. Collier worked at Oxford Group, Ltd, a fee-only financial services firm. At Oxford Group, Mr. Collier provided investment advice to several high net-worth individuals concentrating on investment and financial planning strategies. Prior to that Mr. Collier was an Investment Analyst and Registered Investment Adviser Representative for Webb Financial Advisers, an investment advisory firm, from 1997 to 2000, where he was responsible for due diligence and manager selection on large cap growth and value securities, small cap growth and value securities, international cap securities, and fixed income securities. Mr. Collier graduated from Indiana University with a B.S. in Finance in 1998. He also studied at the University of Maastricht in the Netherlands through the International Business Program at Indiana University. He has received the Chartered Financial Analyst (“CFA”) designation, and he is a member of the CFA Institute (formerly the Association for Investment Management and Research (“AIMR”)).

Anthony Ayers, CFA – Mr. Ayers has served as a portfolio manager of the entire family of SMI Funds since their creation in 2005. He was integral in the design and testing of the Dynamic Allocation and Bond Upgrading strategies utilized by the various SMI Funds.

Mr. Ayers is a co-Portfolio Manager responsible for researching and selecting each Fund’s investments, determining overall allocation among style categories, and trading, subject to the ultimate decision-making authority of the Senior Portfolio Manager. In addition to his duties at the Advisor, Mr. Ayers is a co-founder of Omnium Investment Company, LLC. At Omnium, he also conducts analytical and quantitative research, and risk management. Mr. Ayers helped develop the Advisor’s risk management procedures and a proprietary daily risk management reporting system. Prior to co-founding Omnium, Mr. Ayers was an Investment Analyst at Oxford Group, Ltd., where he was responsible for performing manager searches and due diligence on various mutual fund portfolio managers specializing in large capitalized growth and value securities, small capitalized growth and value securities, international capitalized securities, and fixed income securities. Prior to that Mr. Ayers was a Senior Investment Representative for Charles Schwab, where he assisted high net-worth clients with developing and trading complex option strategies, hedging concentrated portfolios, constructing diversified investment portfolios, risk management, and making individual stock and mutual fund recommendations. Mr. Ayers graduated from Indiana University with a B.S. in Finance in 1996, and he is a CFA charter holder.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers, including a description of compensation, other accounts managed, and ownership of the Funds’ shares.

ACCOUNT INFORMATION

How To Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Funds may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserve the right to close your account without notice and return your investment to you at the applicable Fund’s NAV determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

The minimum initial investment in each Fund is $500 for general accounts, retirement accounts or custodial accounts, $500 for Coverdell ESA accounts and $0 for automatic investment plans. The minimum additional investment in each Fund is $50. The Advisor may, in its sole discretion, waive these minimums in certain circumstances. Each Fund may waive or lower investment minimums for investors who invest in the Fund through an asset- based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment Advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from a Fund, you will not incur charges on purchases and redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail – To be in proper from, your initial purchase request must include:

●	a completed and signed investment application form; and

●	a personal check with name pre-printed (subject to the minimum amount) made payable to the applicable Fund.

Mail the application and check to:

U.S. Mail: Sound Mind Investing Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

Overnight: Sound Mind Investing Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

By Wire – You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (877) 764-3863 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to Ultimus Fund Solutions, LLC, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, their custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by a Fund. The purchase price per share will be the net asset value next determined after the wire purchase is received by a Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of a Fund at any time by mail, wire, automated clearing house, automatic investment, or online at the Funds’ website (www.smifund.com). Each additional purchase must be for a minimum of $50. Each additional mail purchase request must contain:

●	your name

●	the name on your account(s)

●	your account number(s)

●	the name of the Fund

●	a check made payable to the applicable Fund

Checks should be sent to the applicable Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To send a bank wire, call Shareholder Services at (877) 764-3863 to obtain instructions.

Automated Clearing House (ACH)

Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a letter to the applicable Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Funds may alter, modify or terminate this purchase option at any time.

Automatic Investment Plan

You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing an Automatic Investment Plan form with the proper signatures and attaching a voided personal check. Investments may be made on a periodic basis to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your periodic purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges. If your check or electronic payment does not clear, you will be responsible for any loss incurred by the Funds and charged a $25 fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Funds may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-advantaged investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Please contact Shareholder Services at (877) 764-3863 for information regarding opening an IRA or other retirement account. Please consult with an attorney or tax adviser regarding these plans. The Advisor has chosen to pay the custodial fees for IRAs. However, the Funds reserve the right to charge shareholders for this service in the future.

Other Purchase Information

Each Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or electronic payment does not clear, you will be responsible for any loss incurred by a Fund and charged a $25 fee to defray bank charges. You may be prohibited or restricted from making future purchases in such Fund. Checks should be made payable to the Fund in which you wish to invest. Each. Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks bank official checks, and bank money orders are reviewed on a case-by-case basis and may be accepted under certain circumstances. In such cases, a fifteen (15) business day hold will be applied to the funds, (which means that you may not redeem your shares until the holding period has expired).

Each Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. A Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

If you invest in a Fund through an investment advisor, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on a Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. A Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the Advisor may pay a fee to financial intermediaries for such services.

To the extent that the Advisor, not the Funds, pays a fee to a financial intermediary for distribution or shareholder servicing, the Advisor may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Funds and the nature of the services provided by the financial intermediary. Although neither the Funds nor the Advisor pays for the Funds to be included in a financial intermediary’s “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Funds may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Funds’ shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. Each Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

Inactive Accounts. If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record, or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property, in accordance with specific state law. For Texas residents, shareholders may designate a representative to receive legislatively required unclaimed property due diligence notifications. A Texas Designation of Representative Form is available for making such an election by calling Shareholder Services at (877) 764-3863.

NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.

Shareholder Fees. The following fees, when applicable, may be passed through to shareholders of the Funds.

Annual IRA Custodial Fee	$25.00
Removal of excess contribution or Roth conversion/recharacterization	$25.00
Outbound Wire	$15.00
Returned ACH/Bounced Check	$25.00
IRA Withdrawal Fee (transfer or redemption)	$25.00
Overnight Delivery	$35.00
Statement Retrieval Fee	$25.00

How To Exchange Shares

You may exchange your shares of a Fund for shares of another fund advised by the same investment adviser. In general, the same rules and procedures that apply to sales and purchases also apply to exchanges. You may also exchange your shares into the Federated Government Obligations Tax-Managed Fund, which is an unaffiliated, separately managed, money market mutual fund. This exchange privilege is offered as a convenience to you. For an exchange into the Federated Government Obligations Tax-Managed Fund, you must first receive that Fund’s prospectus. The exchange privilege must also be selected on your account application form. You may call Shareholder Services at (877) 764-3863 to exchange shares and to request a prospectus. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Additionally, if you already have an existing account with both Funds, you may do exchanges online at the Funds’ website (www.smifund.com). An exchange is made by selling shares of one Fund and using the proceeds to buy shares of the other Fund, with the NAV for the sale and the purchase calculated for each Fund as described in the prospectus under “Determination of Net Asset Value.” An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold. Requests for exchanges will be processed at the next calculated NAV after receipt of the request (i.e., prior to close of trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time)). Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

How To Redeem Shares

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the applicable Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer.

This fee is subject to change. Any charges for wire redemptions will be deducted from your account by redemption of shares.

Generally, all redemptions will be paid in cash. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Advisor believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the applicable Fund may satisfy redemption requests by using short-term borrowings from the Fund’s custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” If the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, the applicable Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net assets in securities instead of cash. A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed, using the same valuation procedures that the Fund uses to compute its NAV. Redemption in kind transactions will typically be made by delivering readily marketable securities to the redeeming shareholder within 7 days after the Fund’s receipt of the redemption order in proper form. Marketable securities are assets that are regularly traded or for which updated price quotations are available. Illiquid investments are investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in 7 calendar days or less without the sale or disposition significantly changing the market value of the investment. Certain illiquid investments may be valued using estimated prices from one of the Trust’s approved pricing agents. If a Fund redeems your shares in kind, it will value the securities pursuant to policies and procedures adopted by the Board of Trustees (the “Board”). You will bear the market risks associated with maintaining or selling the securities that are transferred as redemption proceeds. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as taxes or the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail – You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: Sound Mind Investing Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

Overnight: Sound Mind Investing Funds

c/o Ultimus Fund Solutions, LLC

225 Pictoria Dr., Suite 450

Cincinnati, OH 45246

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after a Fund receives your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record, mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, if redemption proceeds are transmitted to a bank other than the bank of record, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Funds may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (877) 764-3863 if you have questions. At the discretion of a Fund or its transfer agent, you may be required to furnish additional legal documents to ensure proper authorization. Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.

By Telephone – You may redeem any part of your account in a Fund (up to $25,000) by calling Shareholder Services at (877) 764-3863. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds to request that the privilege be removed from your account. If you own an IRA, you will be asked whether or not a Fund should withhold federal income tax. The Funds, the transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Funds or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter higher than usual wait times, although neither the Funds nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. If you are unable to reach a Fund by telephone, you may request a redemption by mail. Neither the Funds nor the transfer agent will be held liable if you are unable to place a redemption trade due to high call volume.

By Online Access – If your account has been set up for online redemptions in advance, you may redeem any part of your account in a Fund by visiting the Funds’ website (www.smifund.com). To establish Internet transaction privileges, you must enroll through the website. You automatically have the ability to establish Internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. In order to conduct Internet transactions, you must have telephone transaction privileges. To purchase shares through the website you must also have ACH instructions on your account. Redemption proceeds may be sent to you by check to the address or record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call Shareholder Services at (877) 764-3863 for assistance in establishing online access. While the Funds and its service providers have established certain security procedures, the Funds, its distributor and its transfer agent cannot assure you that trading information will be completely secure.

Systematic Withdrawal Plan. – You (or another person you have designated) may receive periodic payments in a specified amount of not less than $50 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 calendar days written notice, to make reasonable charges. Please call Shareholder Services at (877) 764-3863 for additional information.

Frequent Purchases and Redemptions – Each Fund has been designed as a long-term investment and not as a frequent or short-term trading (“market timing”) option. Market timing can be disruptive to the portfolio management process and may adversely impact the ability to implement investment strategies. In addition to being disruptive, the risks presented by market timing include higher expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; large asset swings that decrease the ability to maximize investment return; and potentially diluting the value of the share price. These risks can have an adverse effect on investment performance.

Although the Funds do not accommodate frequent purchases and redemptions, the Board has not adopted policies and procedures to detect and prevent market timing in the Funds because the Board does not believe that market timing is a significant risk to the Funds given the type of securities held in the Funds. Accordingly, each Fund will permit frequent and short-term trading of shares of the Fund. Although the Board does not believe that there is a significant risk associated with market timing for the Funds, the Funds cannot guarantee that such trading will not occur. Notwithstanding, the Funds reserve the right to refuse to allow any purchase by a prospective or current investor.

Additional Information – If you are not certain of the requirements for a redemption, please call Shareholder Services at (877) 764-3863. Redemptions specifying a certain date or share price cannot be accepted and will be returned. The length of time a Fund typically expects to pay redemption proceeds is similar regardless of whether the payment is made by check or wire. The Funds typically expect to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form:

●	For payment by check, the Funds typically expect to mail the check within one to three business days;

●	For payment by wire, the Funds typically expect to process the payment within one to three business days.

Payment of redemption proceeds may take longer than the time the Funds typically expect and may take up to 7 days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. You may be assessed a fee if a Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by a Fund and not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to market risk like any other investment in a Fund.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of each Fund are also subject to involuntary redemption if the Board determines to liquidate the Fund. In such event, the Board may close the Fund with notice to shareholders but without having to obtain shareholder approval. An involuntary redemption will create a capital gain or capital loss which may have tax consequences about which you should consult your tax adviser.

Retirement Plans - If you own an IRA or other retirement plan, you must indicate on your redemption request whether a Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Determination Of Net Asset Value

The price you pay for your shares is based on the applicable Fund’s net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of a Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after a Fund receives your order in proper form. In the event a Fund holds portfolio securities that trade in foreign markets or that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares, the net asset value of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Securities that do not have a readily available current market value are valued in good faith by the Advisor as “valuation designee” under the oversight of the Board. The Advisor has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Advisor. On a quarterly basis, the Advisor’s fair valuation determinations will be reviewed by the Board. The Advisor’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Advisor’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Advisor as valuation designee will monitor for significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Dividends, Distributions And Taxes

Dividends and Distributions. Each Fund typically distributes to its shareholders as dividends all or substantially all of its net investment income and any realized net capital gains. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of net realized capital gains. Each Fund declares and pays dividends at least annually.

Taxes. Net investment income distributed by a Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as discussed below (including if reinvested in additional shares).

Each Fund will typically distribute net realized capital gains to its shareholders once a year. Capital gains are generated when a Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If a Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital. Special rules govern the treatment of certain gains from hedging strategies which may result in only a portion of any such gains being taxed at long-term capital gains rates.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by a Fund will automatically be invested in additional shares of the Fund. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. Each Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

●	Postal or other delivery service is unable to deliver checks to the address of record;

●	Dividends and capital gain distributions are not cashed within 180 days; or

●	Bank account of record is no longer valid.

For non-retirement accounts, dividends and capital gain distribution checks issued by a Fund which are not cashed within 180 days will be reinvested in the applicable Fund at the current day’s NAV. When reinvested those amounts are subject to market risk like any other investment in a Fund.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to a Fund’s shareholders, as discussed below.

Summary of Certain Federal Income Tax Consequences. The following information is meant as a general summary of the U.S. federal income tax provisions regarding the taxation of each Fund’s shareholders. Additional tax information appears in the SAI. Shareholders should rely on their own tax adviser for advice about the federal, state, local and foreign tax consequences to them of investing in the Funds.

Each Fund expects to distribute all or substantially all of its net investment income and net realized capital gains to their shareholders at least annually. Shareholders may elect to take dividends from net investment income or capital gain distributions, if any, in cash or reinvest them in additional Fund shares. Each Fund intends to qualify annually to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Code. As such the Funds will not be taxed on amounts they distribute, and shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Funds in cash or are reinvested in additional Fund shares. Distributions to non-corporate investors attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders as qualified dividend income at long-term capital gains rates provided certain holding period requirements are satisfied. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

Unless you are investing through a tax-deferred retirement account (such as a 401(k) or an IRA), you should consider avoiding a purchase of Fund shares shortly before a Fund makes a distribution, because making such a purchase can increase your taxes and the cost of the shares. This is known as “buying a dividend.” For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the Fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received — even if you reinvest it in more shares and have to pay the tax due on the dividend without receiving any cash to pay the taxes. To avoid “buying a dividend,” check the Funds’ distribution schedule before you invest.

Each Fund may invest in foreign securities against which foreign tax may be withheld. If more than 50% of a Fund’s assets are invested in foreign ETFs or index mutual funds at the end of the year, the Fund’s shareholders might be able to claim a foreign tax credit or take a deduction with respect to foreign taxes withheld.

The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at the corporate income tax rate. Corporate shareholders may be entitled to a dividends-received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD provided certain holding period requirements are met.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares, provided that any loss recognized on the sale of Fund shares held for six months or less will be treated as long-term capital loss to the extent of capital gain dividends received with respect to such shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

Ordinary income and capital gains distributions paid by each Fund, as well as gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.

Each Fund may be required to withhold U.S federal income tax (presently at the rate of twenty-four percent (24%)) on all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax, rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Cost Basis Reporting. Federal law requires a shareholders’ cost basis, gain/loss, and holding period is reported to the Internal Revenue Service and the shareholder on Forms 1099-B when “covered” securities are sold. Covered securities are any RIC and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen Average Cost as the default tax lot identification method for all shareholders. A tax lot identification method is the way a Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A Fund’s standing tax lot identification method is the method covered shares will be reported on your Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. A Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” A Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Shareholders should consult with their own tax adviser to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

This section is only a summary of some of the important U.S. federal income tax considerations of taxable U.S. shareholders that may affect your investment in the Funds. This summary is provided for general information purposes only and should not be considered as tax advice and may not be relied on by a prospective investor. This general summary does not apply to non-U.S. shareholders or tax-exempt shareholders, and does not address state, local or foreign taxes. More information regarding these considerations is included in the Funds’ SAI. All prospective investors and shareholders are urged and advised to consult their own tax adviser regarding the effects of an investment in the Funds on their particular tax situation.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you better understand the financial performance of each Fund for the periods shown. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in each Fund, assuming reinvestment of all dividends and distributions. The information was audited by Cohen & Company, Ltd., Independent Registered Public Accounting Firm, whose report, along with the Funds’ financial statements, is included in the Funds’ annual financial statements on Form N-CSR for the fiscal year ended October 31, 2024. The annual report and semi-annual report are each available upon request without charge.

SOUND MIND INVESTING FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year)

For the Year Ended
October 31,
2024
Selected Per Share Data:
Net asset value, beginning of year	$7.94

Income from investment operations:
Net investment income (loss)(a)	(0.03)
Net realized and unrealized gain (loss) on investments	2.09
Total from investment operations	2.06

Less distributions to shareholders from:
Net investment income	(0.15)
Net realized gains	-
Total distributions	(0.15)

Net asset value, end of year	$9.85

Total Return(b)	26.20%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$105,681
Ratio of expenses to average net assets after waiver(c)	1.22%
Ratio of expenses to average net assets excluding interest expenses(c) (d)	1.21%
Ratio of expenses to average net assets before waiver and reimbursement(c)	1.24%
Ratio of net investment income (loss) to average net assets(a) (c)	(0.38)%
Portfolio turnover rate	210.62%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

SOUND MIND INVESTING FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year) – (Continued)

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,
2023	2022	2021	2020

$8.31	$13.66	$9.97	$9.64

0.15	0.55	(0.02)	(0.04)
(0.44)	(1.59)	3.71	0.42
(0.29)	(1.04)	3.69	0.38

(0.08)	(0.42)	-	(0.05)
-	(3.89)	-	-
(0.08)	(4.31)	-	(0.05)

$7.94	$8.31	$13.66	$9.97

(3.52)%	(10.72)%	37.01%	3.92%

$97,614	$114,412	$150,117	$124,775
1.21%	1.19%	1.17%	1.20%
1.20%	1.19%	1.16%	1.20%
1.21%	1.19%	1.17%	1.20%
1.62%	4.87%	(0.09)%	(0.38)%
205.91%	259.58%	300.02%	214.07%

SMI MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year)

For the
Year Ended
October 31, 2024
Selected Per Share Data:
Net asset value, beginning of year	$8.96

Income from investment operations:
Net investment income(a)	0.01
Net realized and unrealized gain (loss) on investments	1.92
Total from investment operations	1.93

Less distributions to shareholders from:
Net investment income	(0.08)
Net realized gains	-
Total distributions	(0.08)

Net asset value, end of year	$10.81

Total Return(b)	21.65%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$53,105
Ratio of expenses to average net assets after waiver(c)	1.30%
Ratio of expenses to average net assets excluding interest expenses(c) (d)	1.29%
Ratio of expenses to average net assets before waiver and reimbursement(c)	1.33%
Ratio of net investment income to average net assets(a) (c)	0.17%
Portfolio turnover rate	224.23%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

SMI MULTI-STRATEGY FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year) – (Continued)

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,
2023	2022	2021	2020

$9.00	$12.36	$9.88	$9.46

0.08	0.25	0.04	0.01
(0.09)	(1.63)	2.48	0.45
(0.01)	(1.38)	2.52	0.46

(0.03)	(0.25)	(0.04)	(0.04)
-	(1.73)	-	-
(0.03)	(1.98)	(0.04)	(0.04)

$8.96	$9.00	$12.36	$9.88

(0.09)%	(13.29)%	25.51%	4.91%

$49,907	$55,910	$68,885	$56,291
1.21%	1.16%	1.16%	1.16%
1.20%	1.15%	1.15%	1.15%
1.22%	1.19%	1.14%	1.19%
0.90%	2.20%	0.35%	0.09%
196.14%	292.22%	231.35%	252.74%

SMI DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year)

For the
Year Ended
October 31, 2024
Selected Per Share Data:
Net asset value, beginning of year	$10.77

Income from investment operations:
Net investment income(a)	0.13
Net realized and unrealized gain (loss) on investments	1.93
Total from investment operations	2.06

Less distributions to shareholders from:
Net investment income	(0.02)
Net realized gains	-
Total distributions	(0.02)

Net asset value, end of year	$12.81

Total Return(c)	19.16%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$72,787
Ratio of expenses to average net assets(d)	1.32%
Ratio of expenses to average net assets excluding interest expenses(d) (e)	1.31%
Ratio of net investment income (loss) to average net assets(a) (d)	0.98%
Portfolio turnover rate	194.72%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

SMI DYNAMIC ALLOCATION FUND
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year) – (Continued)

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
October 31,	October 31,	October 31,	October 31,
2023	2022	2021	2020

$10.38	$13.97	$12.45	$12.17

0.05	- (b)	0.10	0.06
0.34	(2.55)	2.08	0.37
0.39	(2.55)	2.18	0.43

-	(0.06)	(0.09)	(0.15)
-	(0.98)	(0.57)	-
-	(1.04)	(0.66)	(0.15)

$10.77	$10.38	$13.97	$12.45

3.76%	(19.82)%	18.17%	3.55%

$74,771	$85,749	$119,964	$113,195
1.22%	1.20%	1.17%	1.19%
1.22%	1.19%	1.16%	1.19%
0.49%	(0.04)%	0.80%	0.44%
174.21%	317.28%	175.11%	275.33%

FOR MORE INFORMATION

You can find additional information about the Funds in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes each Fund’s potential investments, information about each Fund’s actual investments is available in each Fund’s Annual and Semi-Annual Reports to shareholders and in the annual and semi-annual financial statements in Form N-CSR. The Annual Report to shareholders includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements. You may request that the Annual Report, Semi-Annual Report, and annual and semi-annual financial statements be sent to you, free of charge, by contacting your financial intermediary or, if you hold your shares directly, by calling the Funds toll-free at (800) 247-1014 or writing to the Funds at [Name of the Fund], Valued Advisers Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Alternatively, the Funds’ Annual and Semi-Annual reports to shareholders, and annual and semi-annual financial statements also will be made available, free of charge, at the Funds’ web site at www.smifund.com.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Funds and their investment restrictions, risks and policies and operations, including the Funds’ policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI, each Fund’s Annual and Semi-Annual Reports to shareholders, and the Funds’ annual and semi-annual financial statements, and request other information about the Funds or make shareholder inquiries by contacting Shareholder Services at (877) 764-3863. Alternatively, the Funds’ SAI, also will be made available, free of charge, at the Funds’ web site at www.smifund.com.

You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Investment Company Act #811-22208

SOUND MIND INVESTING FUND (SMIFX)

SMI DYNAMIC ALLOCATION FUND (SMIDX)

SMI MULTI-STRATEGY FUND (SMILX)

Each a Series of Valued Advisers Trust

(and collectively, the “Sound Mind Funds”)

Statement of Additional Information

March 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus (“Prospectus”) of the Sound Mind Funds (the “Funds”) dated March 1, 2025. This SAI incorporates by reference the annual report to shareholders of the Sound Mind Funds for the fiscal year ended October 31, 2024. A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at Ultimus Fund Solutions, LLC 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246, or by calling Shareholder Services at (877) 764-3863 or (877) SMI-Fund. A Prospectus or annual report can also be downloaded from the Funds’ website: www.SMIFund.com.

TABLE OF CONTENTS

DESCRIPTION OF THE TRUST AND FUNDS	1
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	2
INVESTMENT LIMITATIONS	18
INVESTMENT ADVISER	20
TRUSTEES AND OFFICERS	24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	29
PORTFOLIO TURNOVER	30
ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM	30
PORTFOLIO TRANSACTIONS AND BROKERAGE	31
CODES OF ETHICS	32
DISCLOSURE OF PORTFOLIO HOLDINGS	32
PROXY VOTING POLICY	34
DETERMINATION OF NET ASSET VALUE	34
REDEMPTION IN-KIND	36
STATUS AND TAXATION OF THE FUNDS	36
CUSTODIAN	49
FUND SERVICES	49
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	50
LEGAL COUNSEL	51
DISTRIBUTOR	51
FINANCIAL STATEMENTS	51
EXHIBIT A – TRUST PROXY VOTING POLICIES AND PROCEDURES	52
EXHIBIT B – ADVISER PROXY VOTING POLICIES AND PROCEDURES	54
EXHIBIT C – GOVERNANCE AND NOMINATING COMMITTEE CHARTER	57

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DESCRIPTION OF THE TRUST AND FUNDS

Each of the Sound Mind Investing Fund (“SMI Fund”), the SMI Dynamic Allocation Fund, and the SMI Multi-Strategy Fund are organized as open-end diversified series of Valued Advisers Trust (the “Trust”) (each a “Fund” and collectively, the “Funds”). The Funds’ policies with respect to diversification are fundamental and may not be changed without shareholder approval or as otherwise allowed by applicable rules, guidelines, orders and interpretations of the Securities and Exchange Commission (“SEC”) and its staff.

The SMI Fund commenced operations as a separate series (the “Predecessor Fund”) of Unified Series Trust. On February 28, 2013, the Predecessor Fund was reorganized as a new series of the Trust. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Advisor”).

Effective April 27, 2018, the SMI Conservative Allocation Fund changed its name from the SMI Conservative Allocation Fund to the SMI 50/40/10 Fund. Also, effective April 27, 2018, in conjunction with shareholder approval of a reorganization of another mutual fund also designated as the SMI 50/40/10 Fund (the “Merged Fund”) into the SMI Conservative Allocation Fund (the “Merger”), the SMI Conservative Allocation Fund adopted the investment strategies previously employed by the Merged Fund and changed its name to the SMI 50/40/10 Fund. The Merger closed on April 27, 2018. The SMI Conservative Allocation Fund is the legal survivor of the Merger, and the Merged Fund is the accounting survivor of the Merger. Effective February 28, 2022, the SMI 50/40/10 Fund changed its name to the SMI Multi-Strategy Fund.

The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Fund’s transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of

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shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of each Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of a Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of each Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Funds’ prospectus. For a description of the methods used to determine the share price and value of each Fund’s assets, see “Determination of Net Asset Value” in the Funds’ prospectus and this SAI.

Each Fund may authorize one or more brokers or other intermediaries (an “Intermediary”) to receive on its behalf purchase and redemption orders. Such Intermediaries would be authorized to designate others to receive purchase and redemption orders on the Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized Intermediary or, if applicable, its authorized designee, receives the order.

Customer orders will be priced at the applicable Fund’s net asset value next computed after they are received by an authorized Intermediary and accepted by the Fund. The performance of each Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of each Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Funds’ annual report will contain additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Funds may make and some of the techniques they may use. The Funds will invest primarily in open-end equity mutual funds and exchange-traded funds (“ETFs”) and publicly traded partnership (each an “Underlying Fund,” and collectively, “Underlying Funds”) – to the extent any of the investments or techniques are described, they may indicate the investments and techniques that the Funds generally will do indirectly through investments in Underlying Funds.

A. Investment Company Securities. Subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”) each Fund will invest primarily in the securities of other Underlying Funds. Each Fund may invest in other mutual funds, money market funds, and exchange-traded funds (“ETFs”), including ETFs that hold a portfolio of securities which closely tracks the price performance and/or dividend yield of various indices, and other closed-end funds. When a Fund invests in other investment companies, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. For example, shareholders may incur expenses associated

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with capital gains distributions by the Fund as well as the Underlying Funds in which the Fund invests. Shareholders may also incur increased transaction costs as a result of the Fund’s portfolio turnover rate and/or because of the high portfolio turnover rates in the Underlying Funds. A Fund is not required to hold securities for any minimum period and, as a result, may incur short-term redemption fees and increased trading costs. When selecting Underlying Funds for investment, the Funds will not be precluded from investing in an Underlying Fund with a higher than average expense ratio. A Fund’s only option is to liquidate its investment in an Underlying Fund in the event of dissatisfaction with the fund.

The 1940 Act restricts investments by registered investment companies, such as the Funds, in the securities of other investment companies, including ETFs. Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) more than 10% of such fund’s total assets would be invested in investment companies. A Fund may exceed these statutory limits when permitted by and in accordance with certain statutory exemptions within and rules adopted under Section 12(d)(1) of the 1940 Act, including Rule 12d1-4, and any available SEC exemptive orders permitting investments in excess of the statutory limits.

As a result, each Fund may invest a substantial portion of its assets in a single Underlying Fund, or each Fund may own a substantial portion of the outstanding shares of an Underlying Fund. At certain times, an underlying fund may limit a Fund’s ability to sell its shares of the Underlying Fund. In such cases, unless the related Underlying Fund also is traded on a national exchange (e.g., an ETF), the portion of the investment subject to the restriction will be considered illiquid.

B. Equity Securities. Each Fund may invest in Underlying Funds that primarily hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

C. Fixed Income Securities. Each Fund may invest in Underlying Funds that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

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1. Corporate Debt Securities. Corporate debt securities include bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts and equipment trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Advisor considers corporate debt securities to be of investment grade quality if they are rated at the time of purchase BBB- and Baa3 or higher by two out of the following three rating organizations: S&P Global Ratings (“S&P”), Fitch Ratings (“Fitch”), or Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Advisor to be of comparable quality. In determining the investment rating of a particular security, the Advisor typically adopts the higher rating of any two of S&P, Fitch and Moody’s. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a portfolio security by any two of S&P, Fitch or Moody’s drops below investment grade, the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on their own credit analysis that the security provides the opportunity of meeting the Funds’ objective without presenting excessive risk.

2. High Yield Debt Securities (“Junk Bonds”). Subject to the limitation on illiquid investments, each Fund may invest in Underlying Funds that hold securities that are below investment grade. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by an Underlying Fund defaulted, the fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and may affect a Fund’s net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the security may have to be replaced with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Funds’ or Underlying Funds’ assets. If the Funds or Underlying Funds experience unexpected net redemptions, this may force them to sell their respective high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the expenses can be spread and possibly reducing the rate of return.

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In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Funds’ or Underlying Funds’ ability to accurately value high yield securities and the assets and on the ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, a Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Also, the shareholders are taxed on this interest even if the respective Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the respective Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the respective Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund (in conjunction with the Advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities’ liquidity so the respective Fund can meet redemption requests.

3. U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (“FNMA”) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

Each Fund other than the SMI Fund may also invest in Underlying Funds that hold Treasury Inflation-Protected Securities (“TIPS”). TIPS are a special type of treasury note or bond that was created in order to offer bond investors protection from inflation. The value of the TIPS is automatically adjusted to the inflation rate as measured by the Consumer Price Index (“CPI”). If the CPI goes up by half a percent the value of the bond would go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that your original investment will stay the same. TIPS decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

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4. Mortgage-Backed Securities. Each Fund other than the SMI Fund may invest in Underlying Funds that hold mortgage-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, there may be a loss (if the price at which the respective security was acquired was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities will reduce the share price of the Fund or Underlying Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested at lower rates of return.

5. Asset-Backed Securities. Asset-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) or other assets (such as equipment leases) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of loans by individuals or businesses, and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments which shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments: if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments.

6. Zero Coupon and Pay-in-Kind Bonds. Each Fund other than the SMI Fund may invest in Underlying Funds that hold zero coupon and pay-in-kind bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Income will accrue on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, other portfolio securities may be liquidated to

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satisfy distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

The Federal Reserve creates Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, income is required to be accrued on such investments and to distribution of such amounts is required at least annually to shareholders. Thus, to satisfy dividend requirements, other investments may need to be liquidated. There is no limit on the amount of zero coupon bonds that a Fund may purchase; however, the Funds will not invest more than 5% of their respective net assets in pay-in-kind bonds.

7. When-Issued, Delayed Delivery and Forward Transactions. When-issued, delayed delivery and forward transactions generally involve the purchase of a security with payment and delivery at some time in the future (i.e., beyond normal settlement). New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner. Interest is not earned on such securities until settlement, and the investor bears the risk of market value fluctuations between the purchase and settlement dates. Cash or liquid assets will be segregated having an aggregate value equal to the purchase price until payment is made.

Forward commitments also include “to be announced” (TBA) mortgage-backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Underlying Funds may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a trade to sell securities at one price is entered into and simultaneously another trade is entered into to buy the same securities at another price for settlement at a future date. Although an investor generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, an investor may sell these securities or its commitment before the settlement date if deemed advisable.

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When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, an investor assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose an investor to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Investment in these types of securities may increase the possibility that short-term gains subject to federal taxation or short-term losses will be incurred if portfolio transactions are engaged in in order to the commitment.

Because when-issued, delayed delivery and forward transactions may be viewed as creating leverage, a Fund or Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require it to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

D. Foreign Securities.

1. General. To the extent that a Fund invests in Underlying Funds that hold portfolios of foreign equity or fixed income securities, it will be subject to certain considerations and risks that are not typically associated with investing in Underlying Funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to

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the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value (“NAV”) by short term traders.

2. Emerging Markets Securities. Each Fund may invest in Underlying Funds that hold emerging market securities. Each Fund may purchase ETFs, or other investment companies, that invest and/or are located in emerging markets.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may result in missed attractive investment opportunities, holding a portion of assets in cash pending investment, or delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

3. Sovereign Debt. Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities.

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Increased protectionism on the part of a country’s trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country’s trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors, and the interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of the Funds. Certain countries in which the Underlying Funds may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries, or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The respective Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the respective Fund of any restrictions on investments. Investing in local markets may require the Underlying Funds to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the respective Fund investing in those Underlying Funds.

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E. Options. The Underlying Funds in which the Funds invest may enter into option transactions. The Underlying Funds may mainly purchase and sell options on securities indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market. The use of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Because certain derivatives may be viewed as creating leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and a Fund or Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require a Fund or Underlying Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

F. Credit Default Swaps Products. Each Fund other than the SMI Fund may invest in Underlying Funds that utilize credit default swaps (“CDS”). CDS are bilateral financial contacts that transfer the credit risk of a third party reference entity or group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a

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default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements.” Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds or Underlying Funds may not perform as expected or in a manner similar to the high-yield bond markets. The respective Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS.

Credit default swap products provide an additional avenue by which to add value to the portfolio. There are two primary products utilized in this space. First, credit default swap index products offer a superior tool by which to attain broad market exposure in a risk-controlled and cost effective manner. The three main products used include the investment grade index (125 names), the high yield index (100 names) and the loan index (100 names). Index products allow the respective Fund to attain broad exposure while significantly reducing idiosyncratic risk (company-specific risk). As an example, a 5% position in the high yield index translates to 0.05% exposure to each constituent company. This avenue typically accounts for the majority trading volume in credit default swap products. In general, the value of the credit default swap index product will go up or down in response to changes in the perceived credit risk and default experience of the basket of issuers, instead of the exchange of the stream of payments for the payment of the notional amount (if a Credit Event occurs) that is the substance of a single name credit default swap. Second, single name credit default swaps are used to gain exposure to a particular company when it is more economically attractive than traditional bonds. Moreover, a single name credit default swap provides an avenue by which to express a negative view of a company.

G. Cash Equivalents. Each Fund may invest in Underlying Funds that invest in cash and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. These short-term fixed-income securities are described below:

1. Repurchase Agreements. Repurchase agreements are agreements by which the Funds purchase a security and obtain a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to the Funds’ limit on illiquid investments. When the respective Fund enters into a repurchase agreement it may lose money if the other party defaults on its obligation and the respective Fund is delayed or prevented from disposing of the collateral. The Funds also might incur a loss if the value of the collateral declines, and it might incur costs in selling the collateral

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or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action.

2. Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although each of the Funds other than the SMI Fund may invest in Underlying Funds that invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Advisor determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the respective Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the respective Fund’s total assets at the time of purchase. The Funds may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

3. Commercial Paper. Each of the Funds other than the SMI Fund may invest in Underlying Funds that hold commercial paper. Commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the respective Fund as previously described.

4. Investment Company Securities. (See A Above). Each Fund may invest in Underlying Funds such as money market funds and short-term bond funds.

H. Preferred and Other Hybrid Securities. Each Fund may invest in Underlying Funds that invest in preferred and other hybrid securities. Hybrids are instruments that combine features of corporate debt securities and preferred stock. They may have perpetual (“replacement language” requiring the issuer to replace the security at maturity making the security perpetual) or long-dated (a minimum of 30 years but usually longer than 60 years) maturities (maturing at face value). They may make periodic fixed or variable interest payments (generally quarterly) and may allow the issuer to defer (cumulative issues) or skip (non-cumulative issues) interest payments for up to 10 years without being in default. Hybrids are junior in the capital structure (above common stock and preferred equity but below all debt, including trust preferreds). Hybrid issuers are primarily banks and insurance companies.

Trust preferreds (or capital securities) are created when a holding company issues a junior subordinated note that is purchased by an off-balance sheet trust entity. The trust entity (usually wholly-guaranteed by the holding company) then issues participation shares (or capital securities) in itself. Capital securities are generally allowed to defer interest (cumulative), have a final maturity, and are not convertible to preferred stock.

I. Foreign Currency Securities. Each Fund may invest in Underlying Funds that invest in forward foreign currency exchange contracts. The Underlying Funds may engage in foreign currency exchange transactions. The value of the respective Fund’s portfolio securities that

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are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the respective Fund may incur costs in connection with conversions between various currencies. The Funds will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

When an Underlying Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the cost or proceeds relative to another currency. The forward contract may be denominated in U.S. dollars or may be a “cross-currency” contract where the forward contract is denominated in a currency other than U.S. dollars. However, this tends to limit potential gains which might result from a positive change in such currency relationships.

The forecasting of a short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The Funds may enter into such forward contracts if, as a result, not more than 10% of the value of its total assets would be committed to such contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Trustees believe that it is important to have the flexibility to enter into forward contracts when the Advisor determines it to be in the best interests of the respective Fund.

Generally, the Underlying Funds will not enter into a forward foreign currency exchange contract with a term of greater than 180 days. At the maturity of the contract, the respective Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the respective Fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the respective Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the respective Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the respective Fund is obligated to deliver.

If the respective Fund retains the portfolio security and engages in an offsetting transaction, the respective Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the respective Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward

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prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date a Fund enters into an offsetting contract for the purchase of the foreign currency, the respective Fund will realize a gain to the extent the price of the currency the respective Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the respective Fund will suffer a loss to the extent the price of the currency the respective Fund has agreed to purchase exceeds the price of the currency the respective Fund has agreed to sell.

The Funds’ dealings in forward foreign currency exchange contracts will be limited to the transactions described above. None of the Funds are required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Advisor. It should also be realized that this method of protecting the value of the respective Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities held by the respective Fund. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

J. Real Estate Securities. Each of the Funds other than the SMI Fund that invest in Underlying Funds investing in real estate securities will be subject to risks similar to those associated with the direct ownership of real estate, including: i) declines in the value of real estate, ii) risks related to general and local economic conditions, iii) dependency on management skill, iv) heavy cash flow dependency, v) possible lack of availability of mortgage funds, vi) overbuilding, vii) extended vacancies of properties, viii) increased competition, ix) increases in property taxes and operating expenses, x) changes in zoning laws, xi) losses due to costs resulting from the clean-up of environmental problems, xii) liability to third parties for damages resulting from environmental problems, xiii) casualty or condemnation losses, xiv) limitations on rents, xv) changes in neighborhood values and the appeal of properties to tenants, xvi) changes in interest rates and tax laws.

Investing in Real Estate Industries Companies. Investors also will be subject to certain risks associated with Real Estate Industries Companies. For example, the value of an investment in Real Estate Industries Companies that directly own real property may be affected by changes in the value of that property, while Real Estate Industries Companies that invest in mortgages and other debt instruments related to real estate may be affected by the quality of any credit extended. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If this happens, the Fund could lose money. Real Estate Industries Companies depend on management skills and generally may not be diversified. These Real Estate Industries Companies also are dependent on the income generated by the underlying properties to meet operating expenses, and they are subject to borrower default and to self-liquidation. In addition, some REITs possibly could fail to qualify for tax-free pass-through of income or to maintain their exemptions from registration under the 1940 Act.

The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience

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delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REITs, particularly REITs that invest in mortgages, are subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans gradually will align themselves to reflect changes in market interest rates. This causes the value of these investments to fluctuate less dramatically in response to interest rate fluctuations than investments in fixed-rate obligations.

K. Illiquid Investments. Each Fund may invest in illiquid securities. An illiquid investment is any investment that may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the conversion to cash significantly changing the market value of the investment. However, a Fund will not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of the value of the Fund’s net assets in illiquid investments.

Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, the Fund will take steps in accordance with the Trust’s Liquidity Risk Management Program to protect liquidity.

L. Restricted Securities. The Funds may invest in restricted securities (securities the disposition of which is restricted under the federal securities laws), including securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”). Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell.

M. Futures Contracts. Each Fund may invest in Underlying Funds that may purchase and sell futures contracts to hedge against changes in prices. The Underlying Funds may utilize Treasury futures to hedge against interest rate risk and inflation risk.

The Underlying Funds may engage in futures transactions for speculative or hedging purposes. The Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Funds write a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Funds are entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

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When the Underlying Funds purchase futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be segregated on the books and records of the Funds to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Funds sell futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When the Funds use futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Funds’ portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Advisor could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Funds may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Advisor will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Funds’ ability to establish and close out futures and options positions depends on this secondary market. These Funds are being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

N. Stock Market Risk. The Funds may lose money due to fluctuations within the stock market which may be unrelated to individual issuers and could not have been predicted. The price of the securities which the Funds hold may change unpredictably and due to local, regional, international, or global events. These events may include economic downturns such as recessions or depressions; natural occurrences such as natural disasters, epidemics or pandemics; acts of violence such as terrorism or war; and political and social unrest. Due to the prominence of globalization and global trade, the securities held by the Funds may be affected by international and global events. In the case of a general market downturn, multiple asset classes, or the entire market, may be negatively affected for an extended and unknown amount of time. Although all securities are subject to these risk, different securities will be affected in different manners depending on the event.

O. Bitcoin Risk. Underlying Funds in which the Funds invest may have exposure to bitcoin, including through bitcoin futures. The value of an Underlying Fund’s investment in bitcoin is subject to fluctuations in the value of bitcoins. The value of bitcoins is determined by the supply of and demand for bitcoins in the global market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of an Underlying

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Fund. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Fund’s investment in Underlying Funds. Bitcoin transactions are irrevocable, and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Fund’s investment in an Underlying Fund.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the prospectus and this SAI, the term “majority of the outstanding shares” of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The SMI Fund and SMI Multi-Strategy Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

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The SMI Dynamic Allocation Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other investment companies backed by real estate (e.g., REITS) or securities of companies engaged in the real estate business, including publicly traded partnerships).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities, including interest in exchange traded grantor trusts, or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Each of the SMI Fund and SMI Dynamic Allocation Fund will not invest 25% or more of its total assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

The SMI Multi-Strategy Fund will not invest 25% or more of its net assets in a particular industry (other than investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of their total assets, each of the SMI Fund and SMI Dynamic Allocation Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

In regard to the SMI Multi-Strategy Fund, with respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities of other investment companies, or securities issued by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on each Fund’s investment policies and limitations, an excess above the fixed percentage will not be a

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violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations – Non-Fundamental” above).

1. Pledging. Each Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Margin Purchases. Each Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

3. Illiquid Securities. Each Fund will not invest more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

4. Loans of Portfolio Securities. The Funds will not make loans of portfolio securities.

INVESTMENT ADVISER

The Advisor is SMI Advisory Services, LLC, 4400 Ray Boll Blvd., Columbus, IN 47203. The Advisor is a joint venture between Omnium Investment Company, LLC, and Marathon Partners, LLC. Omnium Investment Company was formed in 2005 and is managed by Anthony Ayers and Eric Collier. Marathon Partners was formed in 2005 by Austin Pryor, Mark Biller and the other senior personnel of Sound Mind Investing, a Christian non-denominational financial newsletter. Austin Pryor is the majority owner of Sound Mind Investing, LLC, and Mark Biller serves as Executive Editor of the Sound Mind Investing newsletter and online services. The Sound

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Mind Investing newsletter was first published in 1990. The newsletter provides investment recommendations to thousands of subscribers using a variety of investment strategies, including the Stock Upgrading, Bond Upgrading, Sector Rotation, and Dynamic Allocation strategies used to manage the Funds.

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Advisor is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

Fund Assets	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
$1 - $100 million	1.00%	1.00%	0.90%
$100,000,001 - $250 million	1.00%	1.00%	0.80%
$250,000,001 - $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

Effective March 1, 2025, the Advisor entered into an operating expense limitation agreement with respect to the Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses of the Multi-Strategy Fund, but only to the extent necessary so that net operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses), do not exceed 1.45% of the Multi-Strategy Fund’s average daily net assets. The operating expense limitation agreement for the Multi-Strategy Fund is in effect through February 28, 2026. Each waiver or reimbursement by the Advisor is subject to repayment by the Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the Muti-Strategy Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Until March 1, 2025, the contractual expense limitation for the Multi-Strategy Fund was 1.30%. Until March 1, 2025, the Advisor entered into an operating expense limitation agreement with respect to the SMI Fund and the Dynamic Allocation Fund pursuant to which it contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that net operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% with respect to each of the SMI Fund and the Dynamic Allocation Fund.

The following table describes the advisory fees paid to the Advisor by the Funds during the fiscal periods indicated.

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Fund	Fiscal Year Ended	Advisory Fees Accrued	Total Expenses Reimbursed and/or Fees Waived or Fees Recouped	Net Advisory Fees Paid
Sound Mind Investing Fund
	October 31, 2022	$1,284,544	$0	$1,284,544
	October 31, 2023	$1,097,465	$0	$1,097,465
	October 31, 2024	$1,050,669	$26,760	$1,023,909
SMI Dynamic Allocation Fund
	October 31, 2022	$1,039,264	$0	$1,039,264
	October 31, 2023	$852,703	$0	$852,703
	October 31, 2024	$742,047	$0	$742,047
SMI Multi-Strategy Fund
	October 31, 2022	$550,303	$21,003*	$529,300
	October 31, 2023	$495,881	$6,245*	$489,636
	October 31, 2024	$473,869	$15,063*	$458,806

*	Expenses Reimbursed and/or Fees Waived

Each Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the applicable Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. Each Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder. The Advisor retains the right to use the name Sound Mind Investing in connection with another investment company or business enterprise with which the Advisor is or may become associated. A Fund’s right to use the name Sound Mind Investing automatically ceases 90 days after termination of its Agreement and may be withdrawn by the Advisor on 90 days written notice.

The Advisor, not the Funds, may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund

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may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

About the Portfolio Managers

The Advisor’s investment team is jointly and primarily responsible for the day-to-day management of the Funds. Eric Collier, Anthony Ayers and Mark Biller (each a “Portfolio Manager,” or collectively, the “Portfolio Managers”) comprise the Advisor’s investment team.

Management of Other Accounts. As of October 31, 2024, each of the Portfolio Managers was responsible for managing the following types of accounts, in addition to the Funds:

Eric Collier, Anthony Ayers, and Mark Biller

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	1	$0	$460	$0
Other Pooled Investment Vehicles	0	N/A	N/A	N/A
Other Accounts	950	$0	$600	$0

Compensation. The Portfolio Managers do not receive a salary or other compensation from the Advisor, but share in the Advisor’s profits based upon their indirect respective ownership of the Advisor. Mr. Biller shares in any profits of the Advisor indirectly through his ownership of Marathon Partners, LLC, while Mr. Collier and Mr. Ayers indirectly share in any profits of the Advisor through their indirect ownership of Omnium Investment Company, LLC via their ownership of the parent company, Omnium Capital, LLC. The Advisor is a joint venture between Marathon Partners and Omnium Investment Company.

The Portfolio Managers receive compensation from other sources, as described below. For his duties as Executive Editor of the Sound Mind Investing newsletter, Mr. Biller receives a fixed annual salary.

Mr. Collier and Mr. Ayers each receive a salary from Omnium Management Company, the managing company for Omnium Capital, LLC. Omnium Capital is the parent company of the co-owner of the Advisor, Omnium Investment Company. In addition, as part owners of Omnium Capital, they share in its net profits, which are allocated based upon each person’s ownership interest.

In his role as Executive Editor of the Sound Mind Investing Newsletter, Mr. Biller recommends Stock Upgrading, Bond Upgrading, Dynamic Allocation, and Sector Rotation investment strategies that are similar to the strategies used to manage a significant portion of each Fund’s assets. Each Fund’s underlying investments may change frequently, because its portfolio is monitored daily, while the Newsletter is only published monthly. This means that Mr. Biller’s

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recommendations to newsletter subscribers and his purchases and sales on behalf of the Funds with respect to the portion managed using each of these four strategies may not be the same. The Funds may invest in certain mutual funds, ETFs and other securities before the recommendations to invest in those funds are disseminated to newsletter subscribers.

In their roles as portfolio managers of the Advisor’s separately managed accounts (“SMAs”), the managers recommend Bond Upgrading, Dynamic Allocation, Sector Rotation, and Stock Upgrading investment strategies in the SMAs. Due to the difficulties associated with implementing Stock Upgrading in an SMA, and also due to underlying fund minimum purchase requirements, the SMI Funds may be used in SMAs to achieve exposure to the SMI Strategies when the assets available in the SMA are relatively small. This will typically occur when the assets available in the SMA that need exposure to a particular strategy are less than $20,000. Although these four strategies are used in the SMAs, in some instances the SMAs will use different securities than those used by the Funds in obtaining exposure to a particular sector or asset class. When the same securities are traded in both the SMAs and the Funds, the Advisor has a fixed structure in place which ensures that neither SMAs nor the Funds are given preferential treatment regarding which group trades first.

Each Portfolio Manager may engage in portfolio management activities for his own personal account(s) and/or the accounts of family members for no compensation.

As of October 31, 2024, the Portfolio Managers owned shares of each Fund in the following ranges:

Portfolio Manager	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi-Strategy Fund
Eric Collier	$1 - $10,000	$100,001 - $500,000	$100,001 - $500,000
Anthony Ayers	None	None	None
Mark Biller	$100,001 - $500,000	None	$100,001 - $500,000

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust and is responsible for protecting the interests of shareholders. The Chairperson of the Board of Trustees is Andrea N. Mullins, who is not an “interested person” of the Trust, as that term is defined under the 1940 Act. The Board of Trustees has considered the overall leadership structure of the Trust and has established committees designed to facilitate the governance of the Trust by the Trustees generally and the Board’s role with respect to risk oversight specifically. The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance matters. The Board of Trustees also has frequent interaction with the service providers and Chief Compliance Officer of the Trust with respect to risk oversight matters. The Trust’s Chief Compliance Officer (the “CCO”) reports directly to the Board generally with respect to the CCO’s role in managing the compliance risks of the Trust. The CCO may also report directly to a particular committee of the Board depending on the subject matter. The Trust’s principal financial officer reports to the Audit Committee of the Board on all financial matters affecting the Trust, including risks associated with financial reporting. Through the committee structure, the Trustees also interact with other officers and service providers of the Trust to monitor risks related to the Trust’s operations. The Trust has determined that its leadership structure is appropriate based on

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the size of the Trust, the Board of Trustees’ current responsibilities, each Trustee’s ability to participate in the oversight of the Trust and committee transparency.

The Trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each of the Trustees.

Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
INDEPENDENT TRUSTEES
Martin A. Burns, 68 Independent Trustee Since June 2024	Current: Principal, Owner, and Sole Member, ActioCon LLC (asset management consulting) (since November 2021). Previous: Chief Industry Operations Officer, Investment Company Institute (2015 to 2022).	Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).
Ira P. Cohen, 65 Independent Trustee Since June 2010	Current: Independent financial services consultant (since February 2005); Executive Vice President of Asset Management Services, Recognos Financial (since August 2015).	Trustee and Audit Committee Chairman, Apollo Diversified Real Estate Fund (since March 2022); Trustee, Chairman and Nominating and Governance Committee Chairman, Angel Oak Funds Trust (since October 2014) (7 portfolios); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Strategic Credit Fund (since December 2017); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Chairman, and Nominating and Governance Committee Chairman, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Nominating and Governance Committee Chairman, U.S. Fixed Income Trust (since March 2019); CRM Mutual Fund Trust (since January 2025) (5 portfolios).

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years	Other Directorships
Andrea N. Mullins, 57 Independent Trustee Since December 2013 Chairperson Since March 2017	Current: Private investor; Independent Contractor, SWM Advisors (since April 2014).	Trustee, Angel Oak Funds Trust (since February 2019) (7 portfolios); Trustee, Angel Oak Strategic Credit Fund (since February 2019); Trustee, Angel Oak Financial Strategies Income Term Trust (since May 2019); Trustee, Angel Oak Credit Opportunities Term Trust (since January 2021); Trustee and Audit Committee Chair, NXG NextGen Infrastructure Income Fund (since November 2021); Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).
Susan J. Templeton, 68 Independent Trustee Since June 2024

Current: Advisory Board Member, Morningstar, Inc. (since 2023); Independent Director, Claridges Trust Co. (since 2015); Advisory Board Member, Seyen Venture Capital (since 2017).

Previous: Vice-Chair, Sebold Capital Management (2019 to 2023); CEO, CIO and Founder, Stafford Wells Advisors, Inc. (2008 to 2019).

Trustee, CRM Mutual Fund Trust (since January 2025) (5 portfolios).

*	The address for each trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 15 series.

The Trust’s committees are responsible for certain aspects of risk oversight relating to financial statements and compliance and governance matters. The Board of Trustees currently has established two standing committees: the Audit Committee and the Governance and Nominating Committee.

The Trust’s Audit Committee consists of the Independent Trustees. The Audit Committee is responsible for overseeing each Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. During the 2024 calendar year, the Audit Committee met five times.

The Governance and Nominating Committee consists of the Independent Trustees and oversees general Trust governance-related matters. The Governance and Nominating Committee’s purposes, duties and powers are set forth in its written charter, which is included in Exhibit C –

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the charter also describes the process by which shareholders of the Trust may make nominations. During the 2024 calendar year, the Governance and Nominating Committee met four times.

Trustee Qualifications

Generally, no one factor was decisive in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s ability to work effectively with the other members of the Board; (3) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board; and (4) how the individual would enhance the diversity of the Board. In respect of each Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Trust, were a significant factor in the determination that the individual should serve as a Trustee of the Trust. In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he was selected to serve as Trustee:

Martin A. Burns - Mr. Burns has over 41 years of financial services expertise in consumer and commercial banking and the domestic and global pooled investment industries. His experiences include executive operations management, valuation and distribution practices, regulatory implementation and compliance, cybersecurity, and industry advocacy for registered investment companies. Mr. Bruns was selected to serve as a Trustee based primarily on his considerable knowledge of the mutual fund industry, including the regulatory framework under which the Trust must operate.

Ira P. Cohen – Mr. Cohen has over 44 years of experience in the financial services industry, including in an executive management role. He was selected to serve as Trustee of the Trust based primarily on his comprehensive understanding of the Trust’s operations and investments.

Andrea N. Mullins – Ms. Mullins has over 30 years of experience in the mutual fund industry, including experience in management, accounting and financial reporting. She was selected to serve as a Trustee of the Trust based primarily on her understanding of the financial aspects of the Trust’s operations and investments.

Susan J. Templeton – Ms. Templeton has over 40 years of experience in the financial services industry, including extensive experience in executive management roles relating to the operations of mutual funds and similar products. She was selected to serve as a Trustee of the Trust based primarily on her broad knowledge of various types of investments and of mutual fund operations.

The following table provides information regarding the Officers of the Trust:

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Name, Address*, Age, Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years
Matthew J. Miller, 48 Principal Executive Officer and President Since March 2022; Vice President From December 2011 to March 2022	Current: Vice President, Relationship Management, Ultimus Fund Solutions, LLC (since December 2015).
Carol J. Highsmith, 60 Vice President Since August 2008; Secretary Since March 2014	Current: Vice President, Ultimus Fund Solutions, LLC (since December 2015).
Jared D. Lahman, 38 AML Officer since March 2023

Current: Assistant Vice President, Compliance Officer, Northern Lights Compliance Services, LLC (since September 2023).

Previous: Senior Compliance Analyst, Northern Lights Compliance Services, LLC (January 2019 to September 2023).

Zachary P. Richmond, 44 Principal Financial Officer and Treasurer Since September 2021	Current: Vice President, Financial Administration, Ultimus Fund Solutions, LLC (since February 2019).
Michael Wittke, 53 Chief Compliance Officer Since July 2024

Current: Vice President, Senior Compliance Officer, Northern Lights Compliance Services, LLC (since June 2024).

Previous: Chief Compliance Officer, Southeastern Asset Management, Inc. (March 2002 – May 2024).

*	The address for each officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this SAI, the Trust consists of 15 series.

The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of December 31, 2024 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Martin A. Burns	A	A
Ira P. Cohen	A	A
Andrea N. Mullins	A	A
Susan J. Templeton	A	A

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Compensation. Each Independent Trustee receives annual base compensation of $3,800 per series. Each Independent Trustee also receives additional compensation for serving as the chairperson of the Board and/or of one or more of the Trust’s standing committees and for participating in special meetings of the Board. Prior to January 1, 2025, and during the fiscal year ended October 31, 2024, each Independent Trustee received annual base compensation of $3,500 per series. Each Independent Trustee also received additional compensation for serving as the chairperson of one or more of the Trust’s standing committees and for participating in special meetings of the Board. For the fiscal year ended October 31, 2024, the Independent Trustees received the amounts set forth in the following table for services to the Funds:

Independent Trustees	Aggregate Compensation from each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust*
Martin A. Burns**	$858	$0	$0	$12,875
Ira P. Cohen	$3,471	$0	$0	$50,350
Andrea N. Mullins	$3,471	$0	$0	$50,350
Susan J. Templeton**	$858	$0	$0	$12,875

*	As of the date of this SAI, the Trust consists of 15 series. Each series, including each of the Funds, pays a portion of the overall Independent Trustee compensation expenses, which is based on the total number of series in the Trust.
**	Mr. Burns and Ms. Templeton became trustees on June 27, 2024.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the 1940 Act. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Advisor.

As of February 3, 2025, the following persons were deemed to be control persons or principal shareholders of the Funds:

Name and Address	% Ownership	Type of Ownership
Sound Mind Investing Fund
NFSC P.O. Box 31759 Saint Louis, MO 63131	21.76%	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	20.06%	Record
SMI Dynamic Allocation Fund
NFSC P.O. Box 31759 Saint Louis, MO 63131	33.32%	Record
Charles Schwab & Co. 211 Main Street San Francisco, CA 94105	26.57%	Record

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Name and Address	% Ownership	Type of Ownership
Vanguard Brokerage Services 100 Vanguard Blvd Malvern, PA 19355	10.44%	Record
SMI Multi-Strategy Fund
NFSC P.O. Box 31759 Saint Louis, MO 63131	32.61%	Record
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104	16.77%	Record
Vanguard Brokerage Services P.O. Box 982901 El Paso, TX 79998	7.70%	Record

As of February 3, 2025, the Trustees and officers of the Trust did not own any shares of any of the Funds. It is not known whether National Financial Services Corporation (“NFSC”), Charles Schwab & Co., or any of the underlying beneficial owners owned or controlled beneficially more than 25% of the voting securities of any of the Funds. As a result, NFSC may be deemed to control the SMI Dynamic Allocation Fund and the SMI Multi-Strategy Fund, and Charles Schwab & Co may be deemed to control the SMI Dynamic Allocation Fund.

PORTFOLIO TURNOVER

Each Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. A Fund’s portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The table below provides information regarding the portfolio turnover rate for each of the Funds for the fiscal years ended October 31, 2023 and 2024.

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Sound Mind Investing Fund	205.91%	210.62%
SMI Dynamic Allocation Fund	174.21%	194.72%
SMI Multi-Strategy Fund	196.14%	224.23%

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of each Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Funds, adopted an anti-money laundering compliance program designed to prevent each Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Funds’ transfer

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agent, Ultimus Fund Solutions, LLC, subject to oversight by the Trust’s AML Compliance Officer, the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with a Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all of persons opening an account with each Fund. Each Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Funds’ transfer agent, they are deemed to be in the best interest of a Fund, or in cases where a Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. In executing transactions and selecting brokers or dealers for each Fund, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider such factors as it deems relevant, including the ability of the broker or dealer to settle the trade promptly and accurately, the financial condition of the broker or dealer, the Advisor’s past experience with similar type trades, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis, and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Advisor may select brokers who charge brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The sale of Fund shares may not be considered when determining the firms that are to execute brokerage transactions for the Funds. The Advisor will not use “soft dollar” commissions or rebates by brokerage firms of commissions generated by securities transactions of the Funds executed through those firms to pay expenses of the Advisor.

For the fiscal year ended October 31, 2024, the Advisor did not direct any brokerage transactions on behalf of the Funds to brokers on the basis of research services provided by such brokers.

The following table provides information regarding brokerage commissions paid by the Funds during the fiscal years indicated.

Fund	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Sound Mind Investing Fund	$46,785	$6,196	$3,713
SMI Dynamic Allocation Fund	$66,631	$27,326	$16,675
SMI Multi-Strategy Fund	$30,255	$13,207	$7,160

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CODES OF ETHICS

The Trust, the Advisor, and the Funds’ Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by a Fund. You may obtain copies of the Codes, free of charge, by calling Shareholder Services at (877) 764-3863. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR. The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of a Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

Each Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective advisers at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custodial relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, each Fund has ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, LSEG and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances, portfolio holdings will be supplied within approximately 15 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Funds, the Advisor, nor any of their affiliates receive any portion of this fee.

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Information released to Rating Agencies is released under conditions of confidentiality and it is subject to prohibitions on trading based on the information. Each Fund also may post its complete portfolio holdings to its website, if applicable, within approximately 15 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If a Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently than quarterly and on a delayed basis.

From time to time, employees of the Advisor also may provide oral or written information (portfolio commentary) about the Funds, including, but not limited to, how a Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Employees of the Advisor may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the applicable Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisor. The nature and content of the information provided to each of the persons described in this paragraph may differ.

The Advisor may manage products sponsored by companies, and provides services for individuals, other than the Trust, including institutional investors and high net worth persons. In many cases, these other products and service offerings are managed in a similar fashion to the Funds and thus have similar portfolio holdings. The sponsors of these other products or owners of separate accounts that are managed by the Advisor may disclose or have access to the portfolio holdings of their products and separate accounts at different times than the Funds disclose their portfolio holdings.

Except as described above, each Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Trust’s Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose a Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of a Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, each Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

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The Trust maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that such disclosure is for a legitimate business purpose and is in the best interests of the Funds’ shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Advisor, any principal underwriter for the Trust or an affiliated person of the Trust (including such affiliated person’s investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates responsibility regarding proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Advisor votes each Fund’s proxies in accordance with its proxy voting policy, subject to the provisions of the Trust’s policy regarding conflicts of interests. The Trust’s Proxy Voting Policy and Procedure is attached as Exhibit A. The Advisor’s Proxy Voting Policy and Procedure is attached as Exhibit B.

The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and a Fund arises with respect to any proxy, the Advisor must fully disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Advisor, is most consistent with the Advisor’s proxy voting policies and in the best interests of Fund shareholders.

You may also obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (877) 764-3863 to request a copy, or by writing to Ultimus Fund Solutions, LLC, the Funds’ transfer agent, at 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A report of the votes cast by each Fund with respect to portfolio securities for each year ended June 30th will be filed by the Funds with the SEC on Form N-PX. The Funds’ proxy voting records will be available to shareholders free of charge upon request by calling or writing the Funds as described above, from the SEC’s web site, or on the Funds’ website at www.SMIFund.com.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each Fund is determined as of the close of trading (normally 4:00 p.m. Eastern time) on each day the Trust, its custodian, and transfer agent are open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays

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and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Investments in open-end, closed-end or exchange-traded funds will be valued at the closing NAV for such Underlying Funds as obtained from Bloomberg or other electronic sources. Equity securities generally are valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at their market value as determined by an independent third-party pricing agent.

Securities that do not have a readily available current market value are valued in good faith by the Advisor as “valuation designee” under the oversight of the Board. The Advisor has adopted policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Advisor. On a quarterly basis, the Advisor’s fair valuation determinations will be reviewed by the Board. The Advisor’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Advisor’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Advisor as valuation designee will monitor for significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

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REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount being redeemed is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Funds, each Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUNDS

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI. These tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, person holding Fund shares as part of a hedge, straddle or conversion transaction, dealer in securities or Non-U.S. Shareholder, except as specifically addressed below. Furthermore, this discussion does not reflect possible application of the alternative minimum tax to noncorporate shareholders. Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

If an entity or arrangement treated as a partnership for U.S. federal income tax purposes holds a Fund’s common stock, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of such partnership. A partner of a partnership holding a Fund’s common stock should consult its own tax advisor regarding the U.S. federal income tax consequences to the partner of the acquisition, ownership and disposition of the Fund’s common stock by the partnership.

A “U.S. shareholder” is a beneficial owner of shares of a Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●	a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

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●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●	a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of a Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of a Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC

Each Fund intends to qualify each year for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). There can be no assurance that a Fund actually will so qualify. A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies, and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” (“QPTP”) is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a QPTP does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by a Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% income test, as long as such failure is due to reasonable cause and not willful neglect, such RIC is required to disclose the failure to the IRS and pay a tax equal to the excess of the gross income which is not derived from the sources described in (i) and (ii) above over 1/9 of the gross income that is described above.

With respect to the asset-diversification requirement, a Fund must diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5%

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of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities of (other than U.S. government securities or the securities of other RICs) (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis.”

However, if a RIC does not satisfy the “de minimis” cure provisions, it can still cure a failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the corporate tax rate by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If a Fund satisfies the income and asset-diversification tests above and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, then the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at the corporate income tax rate. Each Fund intends to distribute at least annually substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

Each Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. In order to avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any prior year undistributed income realized, on which the Fund paid no federal income tax in preceding years. Each Fund generally intends to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

To the extent that a Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the Fund’s current net capital gains and thus reduce the amount of the Fund’s distribution of capital gain dividends. Capital loss carryforwards are reduced to the extent

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they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. A RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). These capital loss carryforwards may be utilized in future years to offset net realized capital gains of a Fund, if any, prior to distributing such gains to shareholders.

Each Fund may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if a Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed below) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

Gain or loss realized by a Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that each Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC

If a Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income, provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that re-qualify as a RIC no later than the second

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year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its re-qualification as a RIC.

Taxation of U.S. Shareholders

Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or REITs or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met.

Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company.

Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by a Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. Long-term capital gain rates applicable to individuals are 0%, 15%, or 20% depending on the nature of the capital gain and the individual’s taxable income.

Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset).

Generally, not later than sixty days after the close of its taxable year, each Fund will provide the shareholders with a written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions.

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Under the 2017 Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. A Fund may pass through the special character of “qualified REIT dividends” to a shareholder provided both the Fund and a shareholder meet certain period requirements with respect to their shares. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the shareholder meets certain holding period requirements for its shares in the RIC (i.e., generally, RIC shares must be held by the shareholder for more than 45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend).

For purposes of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, a Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If a Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by a Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

If more than 50% of the value of a Fund’s assets at the close of the taxable year consist of stock or securities in foreign corporations (including certain foreign ETFs or foreign index mutual funds) and certain other requirements are met, the Fund may elect to pass-through to its shareholders the amount of foreign income tax paid by the Fund instead of claiming it on its tax return. If such an election is made, each shareholder will include in gross income his proportional share of the foreign taxes paid by the Fund. Investors may either deduct their pro-rata amount of such taxes paid in computing their taxable income or use it as a foreign tax credit against federal income tax. If a Fund makes the election, it will furnish the shareholders with a written notice after the close of its taxable year.

Each Fund intends to distribute all realized capital gains, if any, at least annually. If, however, a Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances

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to determine whether any particular transaction in the shares of a Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of a Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of a Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Each Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. A Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than a Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, a Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Certain U.S. shareholders, including individuals and estates and trusts, are subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Original Issue Discount, Pay-In-Kind Securities, and Market Discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income

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and is included in the Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear.

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. A Fund will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Investments in Commodities. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the source-of-income requirement nor qualifying assets for purposes of satisfying the asset-diversification requirement. Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the source-of-income requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter

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rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Internal Revenue Code. In September 2016, the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the 1940 Act. (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company.) This caused the IRS to revoke the portion of any rulings that required such a determination, some of which were revoked retroactively and others of which were revoked prospectively as of a date agreed upon with the IRS. A RIC may gain exposure to commodities through investment in a QPTP, such as an exchange-traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the source-of-income requirement and the asset-diversification requirement, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the source-of-income requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the asset-diversification requirement or source-of-income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Tax-Exempt Shareholders. If a shareholder of a Fund is a tax-exempt organization, it is generally not subject to federal income tax on distributions from the Fund or on sales or exchanges of Fund shares. This general exemption from tax does not apply to the “unrelated business taxable income” or UBTI of an exempt organization. UBTI includes dividends, interest, and gains from sales and other dispositions of property held for investment to the extent that such items are attributable to “debt financed property.” For example, UBTI could result if shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). A deduction from one activity that produces UBTI cannot be used to offset income from a different activity that produces UBTI for the same taxable year. UBTI in excess of $1,000 in any year is taxable and will require a member to file a federal income tax return on Form 990-T. In addition, private foundations that are exempt from federal income tax may nonetheless be subject to excise tax on their net investment income and certain private colleges and universities that are exempt from federal income tax may be subject to an excise tax based on the investment income they earn. Shareholders should ask their own tax advisors for more information on their own tax situation.

At the time a private foundation or certain private colleges or universities purchase Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution of such amounts, although constituting a return of investment, would be classified as a taxable distribution whether reinvested in additional shares or paid in cash. This is sometimes referred to as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions. (Private

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colleges and universities with at least 500 students (more than 50% of which are located in the United States) and non-exempt use assets with a value at the close of the preceding year of at least $500,000 per full-time student may be subject to a 1.4% excise tax on their net investment income.)

Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in Real Estate Mortgage Investment Conduits (“REMICs”) or equity interests in Taxable Mortgage Pools (“TMPs”) if the amount of such income recognized by a Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Special tax consequences also apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from an active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, if a Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and

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repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by a Fund from sources within foreign countries, including securities held by the RICs and ETFs in which the Fund invests, may be subject to withholding and other taxes imposed by such countries. Dividends and interest received by a RIC’s holding of foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the RIC in which a Fund invests is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such RIC’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the RIC should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Fund, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If a Fund satisfied this requirement or if it meets certain other requirements, which include a requirement that more than 50% of the value of the Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Fund should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations.

Foreign Shareholders. Absent specific statutory exemptions, as described below, dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the

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Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

In general, capital gain dividends reported by a Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of US real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Ordinary dividends paid by a Fund to foreign investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers are subject to U.S. withholding tax.

Generally, dividends reported by a Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, US source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, short-term capital gain dividends reported by a Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year. Each Fund reserves the right to not report interest-related dividends or short-term capital gain dividends. Additionally, a Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Special U.S. tax certification requirements may apply to foreign shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a foreign shareholder, you must provide a Form W-8-BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8-BEN provided without a U.S. taxpayer identification

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number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

FATCA. Income dividend payments made to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a 30% withholding tax. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of Fund shares; however, based on proposed regulations issued by the IRS, which can be relied on currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. Each Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Shareholder Reporting Obligations with Respect to Foreign Financial Assets. Specified individuals and specified domestic entities that have an interest in a “specified foreign financial asset” above a certain threshold amount must disclose annually their interests in such assets on IRS Form 8938, which is filed with their U.S. federal income tax return.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Summary

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Funds and their shareholders, and should not be considered tax advice. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of each Fund’s investments. The Custodian acts as the Funds’ depository, safekeeps portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246, acts as the Funds’ transfer agent, dividend disbursing agent, fund accountant, and administrator. Ultimus is the parent company of the Distributor, Ultimus Fund Distributors, LLC (the “Distributor”). The officers of the Trust are also officers and/or employees of Ultimus, and/or NLCS (defined below).

Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other transfer agent and shareholder service functions.

In addition, Ultimus provides the Funds with fund accounting services, which includes certain monthly reports, record keeping and other management-related services.

Ultimus also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

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The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds during the fiscal periods indicated. The amounts given include reimbursement for various out-of-pocket expenses, and may include amounts paid to various third parties as compensation for sub-transfer agency services.

Sound Mind Investing Fund	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Transfer Agent Fees	$22,730	$17,964	$16,280
Fund Accounting Fees	$20,134	$20,638	$30,000
Administration Fees	$38,394	$35,155	$34,902

SMI Dynamic Allocation Fund	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Transfer Agent Fees	$9,758	$9,300	$15,000
Fund Accounting Fees	$16,279	$17,151	$30,000
Administration Fees	$31,048	$27,923	$31,645

SMI Multi-Strategy Fund	Fiscal Year Ended October 31, 2022	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Transfer Agent Fees	$10,079	$10,001	$15,000
Fund Accounting Fees	$9,605	$12,845	$30,000
Administration Fees	$18,314	$19,801	$31,645

Northern Lights Compliance Services, LLC (NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115 (“Cohen & Co”) has been selected as the Independent Registered Public Accounting Firm for the Funds for the fiscal year ending October 31, 2025. Cohen & Co will perform an annual audit of each Fund’s financial statements and will provide audit and tax services as requested, in accordance with applicable laws and regulations.

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LEGAL COUNSEL

DLA Piper LLP serves as legal counsel to the Trust and Funds. Its address is One Atlantic Center, 1201 West Peachtree Street, Suite 2900, Atlanta, Georgia 30309-3800.

DISTRIBUTOR

Ultimus Fund Distributors, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Funds. The Distributor is a wholly-owned subsidiary of Ultimus Fund Solutions, LLC.

The Distributor is obligated to sell the shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis.

FINANCIAL STATEMENTS

The annual report to shareholders for the fiscal year ended October 31, 2024 (the “Annual Report”) along with the financial statements and the report of the Independent Registered Public Accounting Firm contained in the Funds’ annual financial statements on Form N-CSR for the fiscal year ended October 31, 2024 are incorporated by reference to this SAI. You can obtain the Annual Report and annual financial statements without charge by calling Shareholder Services at (877) 764-3863 or upon written request to:

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

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EXHIBIT A

VALUED ADVISERS TRUST

PROXY VOTING POLICY AND PROCEDURES

The Valued Advisers Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Valued Advisers Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Pursuant to rules established by the SEC under the 1940 Act, the Board has delegated authority to vote proxies to the investment adviser of each Fund (each, an “Adviser” and collectively, the “Advisers”) and has approved formal, written guidelines for proxy voting as adopted by the Advisers to the Trust’s Funds. The Board maintains oversight of the voting policies and procedures for each Fund.

Each Fund exercises its proxy voting rights with regard to the companies in the Fund’s investment portfolio, with the goals of maximizing the value of the portfolio’s investments, promoting accountability of a company’s management and board of directors to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

In general, the Board believes that the Fund Adviser, which selects the individual companies that are part of each Fund’s portfolio, is the most knowledgeable and best suited to make decisions about proxy votes. Therefore, the Trust defers to and relies on the Funds’ Adviser to make decisions on casting proxy votes.

An Adviser to a Fund may, but is not required to, further delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to one or more of the sub-advisers retained to provide investment advisory services to such Fund, if any (each a “Sub-Adviser”). If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines. As used in these Policies and Procedures, the term “Adviser” includes any and all Sub-Advisers.

Pursuant to Rule 12d1-4, a Fund must mirror vote proposals on proxies issued by underlying investment companies in the event that such Fund and its advisory group (as defined in Rule 12d1-4) own more than 25% of the shares of any one investment company. Mirror voting means that the Fund votes its shares in the same proportion that all shares of the underlying investment company are voted, or in accordance with instructions received from Fund shareholders.

Each Fund shall disclose in its Statement of Additional Information the policies and procedures that it uses to vote proxies relating to portfolio securities. In addition, each Fund shall make available to shareholders, either on its website or upon request, the record of how the Trust voted proxies relating to portfolio securities.

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Each Fund shall disclose in its annual and semi-annual reports to shareholders and in its registration statement the methods by which shareholders may obtain information about the Fund’s proxy voting policies and procedures and the Fund’s proxy voting record.

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

The Adviser shall provide quarterly certifications with respect to its adherence to its proxy voting and exemptive order policies and procedures.

Responsible Party: Adviser

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EXHIBIT B

SMI Advisory Services, LLC

Proxy Voting Policy and Procedures

A.	Policy

Proxy voting is an important right of shareholders.

In the Separately Managed Accounts (“SMA”), SMI does not take any action or render any advice with respect to voting of proxies solicited by or with respect to the issuers of securities in which assets of SMAs may be invested. Instead, SMI instructs the client’s custodian to send the client all proxy materials and other notices concerning securities in their account.

In the SMI family of mutual funds, SMI as a matter of policy, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients and typically votes in favor of management.

When SMI votes the proxies of its investment company clients, it will vote those proxies in the best interest of its clients and in accordance with the policy and procedures contained in this document.

Clients will be given a copy of these Proxy Voting Policies and Procedures upon request.

Clients will be given a copy of SMI’s Proxy Voting Records upon request.

B.	Proxy Voting Procedures

All proxies received by SMI for the SMI family of mutual will be sent to the Chief Compliance Officer (CCO). The CCO will:

●	Keep a record of each proxy received,

●	Determine which accounts managed by SMI holds the security to which the proxy relates,

●	Determine how SMI should vote the proxy,

●	Complete the proxy vote and submitting it in a timely and appropriate manner.

SMI may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

C.	Voting Guidelines

When voting, SMI will generally vote:

●	In favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

●	Against proposals that make it more difficult to replace members of the issuer’s

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board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, SMI shall take best efforts to determine whether a proposal is in the best interest of its clients and may take into account the following factors, among others:

●	Whether the proposal was recommended by management and if applicable, consider SMI’s opinion of management;

●	Whether the proposal acts to entrench existing management; and

●	Whether the proposal fairly compensates management for past and future performance.

SMI reserves the right to add to these factors as it deems necessary in order to ensure that further categories of proposals are covered and that the general principles in determining how to vote all proxies are fully stated.

D.	Conflicts of Interest

The CCO will identify any conflicts that exist between the interests of SMI and its clients. This examination will include a review of the relationship of SMI and its affiliates with the issuer of each security [and any of the issuer’s affiliates] to determine if the issuer is a client of SMI or an affiliate of SMI or has some other relationship with SMI or a client of SMI.

If a material conflict exists, SMI will determine whether voting in accordance with the voting guidelines and factors described above is in the best interest of the client. SMI will also determine whether it is appropriate to disclose the conflict to the affected Clients

E.	Disclosure

SMI will disclose in its Form ADV Part II that investment company clients may contact the Chief Compliance Officer, via e-mail in order to obtain information on how SMI voted such Client’s proxies, and to request a copy of these Proxy Voting policies and procedures. If a Client requests the voting record, the CCO will prepare a written response to the client that lists, with respect to each voted proxy that the Client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how SMI voted the Client’s proxy.

A concise summary of these Proxy Voting Policies and Procedures will be included in SMI Form ADV Part II, and will be updated whenever these policies and procedures are updated. The CCO will arrange for a copy of this summary to be sent to all existing Clients, either as a separate mailing or along with a periodic account statement or other correspondence sent to Clients.

F.	Record Keeping

The CCO will maintain files relating to SMI’s proxy voting procedures and votes. Records will be maintained and preserved for six years from the end of the fiscal year during which the last entry was made on a record. Records of the following will be included in the files:

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●	Copies of these proxy voting policies and procedures and any amendments thereto,

●	A copy of each proxy statement that SMI receives. SMI may also choose to have a third party retain a copy of the proxy statements, provided that third party undertakes to provide a copy of the proxy statement promptly upon request.

●	A record of each vote that SMI casts. SMI may also rely on a third party to retain a copy of the votes cast, provided that third party undertakes to provide a copy of the record promptly upon request.

●	A copy of each written client request for information regarding how SMI voted such Client’s proxies, and a copy of any written response to any (written and oral) Client request for information on how SMI voted its proxy.

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EXHIBIT C

Governance and Nominating Committee Charter

Valued Advisers Trust

Governance and Nominating Committee Membership

1.	The Governance and Nominating Committee (the “Committee”) of Valued Advisers Trust (“Trust”) shall be composed entirely of Independent Trustees.

Governance and Functions

1.	The Committee shall assist the Board in adopting fund governance practices and reviewing the Trust’s fund governance standards.

2.	To carry out this purpose, the Committee shall have the following duties and powers:

a.	To periodically review workload, size, and composition of the Board;

b.	To periodically review the qualifications and independence of the members of the Board;

c.	To periodically review the compensation of the Independent Trustees;

d.	To monitor, as necessary, regulatory developments, rule changes and industry best practices in fund governance;

e.	To periodically review the Trust’s committee structure and consider if additional committees or changes to existing committees are needed or warranted; and

f.	To report its activities to the Board and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

Board Nominations and Functions

1.	The Committee shall make recommendations for nominations for Independent Trustees members on the Board of Trustees (the “Board”) to the incumbent Independent Trustees members and to the full Board. The Committee also shall evaluate candidates’ qualifications and make recommendations for “interested” members on the Board to the full Board. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), nor shall an Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The

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Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with investment advisers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board.

3.	The Committee may adopt from time to time specific, minimum qualifications that the Committee believes a candidate must meet before being considered as a candidate for Board membership and shall comply with any rules adopted from time to time by the U.S. Securities and Exchange Commission (the “SEC”) regarding investment company nominating committees and the nomination of persons to be considered as candidates for Board membership. The Committee shall periodically review Independent Trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make recommendations to the full Board for nomination for membership on all committees of the Board and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the Board.

Other Powers and Responsibilities

1.	The Committee shall meet as often as it deems appropriate.

2.	The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

3.	The Committee shall report its activities to the Board and make such recommendations as the Committee may deem necessary or appropriate.

4.	A majority of the Committee’s members will constitute a quorum. At any meeting of the Committee at which a quorum is present, the decision of a majority of the members present and voting will be determinatives as to any matter submitted to a vote. The Committee may meet in person or by telephone, and a majority of the members of the Committee may act by written consent to the extent not inconsistent with the Trust’s by-laws. In the event of any inconsistency between this Charter and the Trust’s organizational documents, the provisions of the Trust’s organizational documents shall be given precedence.

5.	The Committee shall review this Charter at least annually and recommend any changes to the Board.

Adopted:	April 23, 2010
Amended:	June 8, 2016
Amended:	June 7, 2018

58

APPENDIX A

VALUED ADVISERS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.	Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Governance and Nominating Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures.

II.	Shareholder Candidates. The Governance and Nominating Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Governance and Nominating Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance and Nominating Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.	Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Governance and Nominating Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Governance and Nominating Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Governance and Nominating Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

59

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).
(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).
(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811- 22208).
(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(d)(2)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).
(d)(3)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 216 filed September 25, 2015 (File No. 811-22208).
(d)(4)	Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208 ).
(d)(5)	Second Amendment to the Investment Subadvisory Agreement between LongShort Advisors, LLC and Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811- 22208 ).
(d)(6)	Investment Advisory Agreement between the Trust and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post- Effective Amendment No. 242 filed August 30, 2016 (File No. 811-22208).
(d)(7)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).
(d)(8)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811- 22208).

(d)(9)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Fund (formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).
(d)(10)	Investment Advisory Agreement between the Trust and Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 402 filed September 27, 2024 (File No. 811-22208).
(d)(11)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).
(d)(12)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).
(d)(13)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).
(d)(14)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).
(d)(15)	Investment Advisory Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).
(d)(16)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund (formerly known as the Dana Epiphany ESG Equity Fund) – Incorporated by reference to Registrant’s Post- Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).
(d)(17)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).
(d)(18)	Investment Advisory Agreement between the Trust and Kovitz Investment Group Partners, LLC with respect to the Kovitz Core Equity ETF - Incorporated by reference to Registrant’s Post Effective Amendment No. 392 filed February 28, 2024 (File No. 811-22208).
(d)(19)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811- 22208).
(d)(20)	Investment Advisory Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).

(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Foundry Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(e)(4)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(e)(5)	Amendment to the Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(e)(6)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(e)(7)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(e)(8)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).
(e)(9)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(e)(10)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).
(f)	Not applicable.
(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).
(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).
(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208)
(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).

(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).
(g)(8)	Amendment No. 4 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(g)(9)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).
(g)(10)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208 ).
(g)(11)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).
(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).
(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).
(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).
(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).
(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208).
(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 403 filed September 27, 2024 (File No. 811-22208).
(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and Foundry Partners, LLC – Incorporate by reference to Registrant’s Post-Effective Amendment No. 406 filed February 28, 2025 (File No. 811-22208).
(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Multi-Strategy Fund – Filed herewith.

(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 402 filed September 27, 2024 (File No. 811- 22208).
(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).
(h)(13)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).
(h)(14)	Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(h)(15)	Amended Expense Limitation Agreement between the Trust and Belmont Capital, LLC dba Belmont Capital Group with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-22208 ).
(h)(16)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).
(h)(17)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 396 filed May 28, 2024 (File No. 811-22208 ).
(h)(18)	Expense Limitation Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(i)(1)	Opinion and Consent of DLA Piper LLP – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(i)(2)	Consent of DLA Piper LLP – Filed herewith.
(j)(1)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 398 filed May 28, 2024 (File No. 811-22208).
(j)(2)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to LS Opportunity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 403 filed September 27, 2024 (File No. 811-22208).
(j)(3)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Foundry Partners Small Cap Value Fund – Incorporate by reference to Registrant’s Post-Effective Amendment No. 406 filed February 28, 2025 (File No. 811-22208).
(j)(4)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Sound Mind Funds – Filed herewith.
(j)(5)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the BFS Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 402 filed September 27, 2024 (File No. 811-22208).
(j)(6)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Dana Funds – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).

(j)(7)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Belmont Theta Income Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-22208).
(j)(8	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 396 filed May 28, 2024 (File No. 811-22208).
(j)(9)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Kovitz Core Equity ETF – Incorporated by reference to Registrant’s Post-Effective Amendment No. 407 filed February 28, 2025 (File No. 811-22208).
(j)(10)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).
(j)(11)	Consent of Cohen & Company , Ltd., Independent Public Accountants, with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(k)	Not applicable.
(l)	Initial Capital Agreement – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 ( File No. 811-22208).
(m)(1)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(m)(2)	Distribution Plan under Rule 12b-1 for the Foundry Partners Small Cap Value Fund (formerly known as the Dreman Contrarian Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 104 filed February 28, 2013 ( File No. 811-22208).
(m)(3)	Distribution Plan under Rule 12b-1 for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).
(n)(1)

Rule 18f-3 Plan for Foundry Partners Small Cap Value Fund (formerly known as the Foundry Partners Fundamental Small Cap Value Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 242 filed August 30, 2016 (File No.

811-22208).

(n)(2)	Rule 18f-3 Plan for Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).
(o)	Reserved.
(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 ( File No. 811-2220).
(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).
(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).

(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 363 filed February 28, 2022 (File No. 811-22208).
(p)(6)	Code of Ethics for Foundry Partners, LLC - Incorporated by reference to Registrant’s Post-Effective Amendment No. 340 filed February 26, 2021 (File No. 811-22208).
(p)(7)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).
(p)(8)	Code of Ethics for Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).
(p)(9)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).
(p)(10)	Code of Ethics for Prospector Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).
(p)(11)	Code of Ethics for Belmont Capital, LLC dba Belmont Capital Group – Incorporated by reference to Registrant’s Post-Effective Amendment No. 348 filed May 28, 2021 (File No. 811-22208).
(p)(12)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).
(p)(13)	Code of Ethics for Regan Capital, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).
(p)(14)	Code of Ethics for Slow Capital, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(q)(1)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).
(q)(2)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 400 filed July 12, 2024 (File No. 81-22208 ).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant. No person is controlled by or under common control with the Registrant.
ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: Axxes Private Markets Fund, Beacon Pointe Multi-Alternative Fund, Booster Income Opportunities Launch, Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Capitol Series Trust, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cross Shore Discovery Fund, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Exchange Place Advisors Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Fairway Private Markets Fund, Flat Rock Enhanced Income Fund, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, HC Capital Trust, Hussman Investment Trust, James Advantage Funds, Johnson Mutual Funds, Lind Capital Partners Municipal Credit Income Fund, MidBridge Private Markets Fund, MSS Series Trust, New Age Alpha Funds Trust, New Age Alpha Variable Funds Trust, Oak Associates Funds, OneAscent Capital Opportunities Fund, ONEFUND Trust, Papp Investment Trust, Peachtree Alternative Strategies Fund, RM Opportunity Trust, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Ultimus Managers Trust, Unified Series Trust, VELA Funds, Volumetric Fund, Waycross Independent Trust, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None
Douglas K. Jones*	Vice President	None
Gregory A. Evans*	Financial Operations Principal	None

*       The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)	Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Inc., Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Humankind Benefit Corporation, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Everest Fund, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, and Zacks Trust

(b)	The officers of Northern Lights Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Bill Strait*	Secretary, General Counsel, and Manager	None
Stephen L. Preston*	Treasurer, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
David James*	Manager	None
Melvin Van Cleave*	Chief Information Security Officer	None
Gregory A. Evans*	Financial Operations Principal	None

*       The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

Information is included in the Registrant’s most recent report on Form N-CEN. ITEM 34. Management Services.

Not Applicable.

ITEM 35. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 408 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 28th day of February 2025.

VALUED ADVISERS TRUST

By:	*
Matthew J. Miller, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of February 28, 2025.

*
Martin A. Burns, Trustee

*
Ira Cohen, Trustee

*
Andrea N. Mullins, Trustee

*
Susan J. Templeton, Trustee

*
Zachary P. Richmond, Treasurer and Principal
Financial Officer

* By:	/s/ Carol J. Highsmith
Carol J. Highsmith, Vice President, Attorney in Fact

Date: February 28, 2025

INDEX TO EXHIBITS

(FOR REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940)

EXHIBIT NO. UNDER PART C OF FORM N-1A NAME OF EXHIBIT

(h)(10) Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC

(i) (2) Consent of DLA Piper LLP

(j) (4) Consent of Cohen & Co., Ltd.